                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21294
                 ----------------------------------------------

                               MUNDER SERIES TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                480 PIERCE STREET
                           BIRMINGHAM, MICHIGAN 48009
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                 Copy to:

           STEPHEN SHENKENBERG                        JANE KANTER
            480 PIERCE STREET                         DECHERT LLP
       BIRMINGHAM, MICHIGAN 48009                  1775 I STREET, N.W.
                                                 WASHINGTON, D.C. 20006


       Registrant's telephone number, including area code: (248) 647-9200

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2003

ITEM 1: REPORTS TO SHAREHOLDERS

                                                              SEMI-ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                   THE MUNDER S&P(R) INDEX FUNDS

                                                  THE MUNDER INSTITUTIONAL FUNDS
                                                            Class K and Y Shares

Munder S&P(R) MidCap Index Equity Fund
Munder S&P(R) SmallCap Index Equity Fund
Munder Institutional Government Money Market Fund
Munder Institutional Money Market Fund

                                                                                    ------------------------------
                                                                                        Save paper and receive
                                                                                            this document
                                                                                       electronically. Sign up
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                                                                                         WWW.MUNDERFUNDS.COM/
                                                                                              EDELIVERY
                                                                                    ------------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

     During the past six months, there has been a welcome turnaround in the stock market. The S&P(R) 500 Index posted an 11.76% return for the first half of 2003, with a -3.15% return for the first three months of 2003 followed by a 15.40% return for the second quarter of the year. The bond market also provided a positive return, with the Lehman Brothers Aggregate Bond Index posting a 3.93% return for the six month period. The three-month Treasury bill, a proxy for money market returns, had a return of 0.64% for that same six-month period.

     At Munder Capital Management, the investment advisor for The Munder Funds, we strive to provide the shareholders of each of our actively managed equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

     Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

     Munder Capital also offers quantitative and indexed investment products such as the Munder S&P(R) Index Funds through its World Asset Management division. World Asset Management has focused exclusively on quantitative and indexed products and services since the mid-1970s.

     On the following pages, you will find information and commentary on the relative and absolute performance of the Funds covered in this annual report. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

     Very Truly Yours,

     /s/ James C. Robinson

     James C. Robinson

     President, The Munder Funds

     Chairman and CEO, Munder Capital Management

TABLE OF
      CONTENTS
--------------------------------------------------------------------------------

              MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

                           II              Munder S&P(R) MidCap Index Equity Fund
                           II              Munder S&P(R) SmallCap Index Equity Fund

              PORTFOLIO OF INVESTMENTS

                           1               Munder S&P(R) MidCap Index Equity Fund
                           7               Munder S&P(R) SmallCap Index Equity Fund
                           15              Munder Institutional Government Money Market Fund
                           17              Munder Institutional Money Market Fund

              FINANCIAL STATEMENTS

                           20              Statements of Assets and Liabilities
                           21              Statements of Operations
                           22              Statements of Changes in Net Assets
                           24              Statements of Changes in Net Assets -- Capital Stock
                                           Activity
                           26              Financial Highlights
                           33              Notes to Financial Statements

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT FEDERALLY INSURED BY
THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE
CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

MANAGEMENT'S DISCUSSION OF
      FUND PERFORMANCE
--------------------------------------------------------------------------------

THE PERFORMANCE DATA CONTAINED IN THE FOLLOWING COMMENTARY IS BASED ON CLASS Y SHARES OF THE FUND AND THE PERFORMANCE FOR OTHER CLASSES OF SHARES WILL DIFFER. THE RETURNS FOR THE FUND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR UPON REDEMPTION OF FUND SHARES. PLEASE NOTE THAT ANY INDEX AGAINST WHICH THE FUND IS COMPARED IS NOT AN ACTUAL FUND AND NO EXPENSES ARE NETTED AGAINST ITS RETURNS. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE RETURNS FOR THE FUND ARE REPORTED AFTER THE DEDUCTION OF ALL EXPENSES. FUND HOLDINGS ARE SUBJECT TO CHANGE. A COMPLETE LIST OF FUND HOLDINGS AS OF JUNE 30, 2003 IS CONTAINED IN THE PORTFOLIO OF INVESTMENTS INCLUDED IN THIS REPORT.

THE INVESTMENT ENVIRONMENT

S&P(R) MIDCAP INDEX EQUITY FUND

FUND MANAGERS: The S&P(R) MidCap Index Equity Fund Team

     The Fund earned a return of 12.18% for the six-month time period ended June 30, 2003, compared to the 12.41% return for the S&P(R) MidCap 400 Index. The Index lagged the 12.93% return for the S&P(R) SmallCap 600 Index but came in slightly ahead of the 11.76% return for the large-cap S&P(R) 500 Index.

     All sectors of the S&P(R) MidCap 400 Index earned a positive return for the six months ended June 30. Half of the ten sectors of the Index posted a double-digit return, including healthcare (+25.11%), telecommunication services (+19.29%), information technology (+16.90%), consumer discretionary (+13.95%) and utilities (+13.09%). The weakest sectors were materials (+0.04%) and energy (+5.89%).

     The Fund continued to achieve its goal of closely tracking the total return of the S&P(R) MidCap 400 Index. Using proprietary software, the weight of each of the 400 holdings in the Fund is monitored closely relative to its weight in the S&P(R) MidCap 400 universe. Cash flows are invested promptly to minimize their impact on returns. The small difference between the returns of the Fund and its S&P(R) MidCap 400 benchmark is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P(R) MidCap 400 Index is not an actual mutual fund, there are no expenses charged against its return.

S&P(R) SMALLCAP INDEX EQUITY FUND

FUND MANAGERS: The S&P(R) SmallCap Index Equity Fund Team

     The Fund earned a return of 12.65% for the six-month time period ended June 30, 2003, compared to the 12.93% return for the S&P(R) SmallCap 600 Index. The Index outperformed both the 11.76% return for the large-cap S&P 500(R) Index and the 12.41% return for the S&P(R) MidCap 400 Index.

     All ten sectors of the S&P(R) SmallCap 600 Index had positive returns for the six months ended June 30, with seven of the sectors posting a double-digit return. The strongest sectors included information technology (+21.09%), consumer discretionary (+20.98%) and telecommunication services (+20.45%). The weakest sectors were industrials (+3.14%) and consumer staples (+3.64%).

     The Fund continued to achieve its goal of closely tracking the total return of the S&P(R) SmallCap 600 Index. Using proprietary software, the weight of each of the 600 holdings in the Fund is monitored closely relative to its weight in the S&P(R) SmallCap 600 universe. Cash flows are invested promptly to minimize their impact on returns. The small difference between the returns for the Fund and the S&P(R) SmallCap 600 Index is due primarily to the fact that expenses are deducted from the Fund before its return is calculated. Since the S&P(R) SmallCap 600 Index is not an actual mutual fund, there are no expenses charged against its return.

MUNDER S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS -- 98.2%
   AEROSPACE & DEFENSE -- 0.8%
     8,200    L-3 Communications Holdings,
                Inc.+                             $   356,618
     4,500    Precision Castparts Corporation         139,950
       900    Sequa Corporation+                       30,870
                                                  -----------
                                                      527,438
                                                  -----------
   AIRLINES -- 0.1%
     2,300    Alaska Air Group, Inc.+                  49,335
                                                  -----------
   AIR FREIGHT & COURIERS -- 1.4%
     4,100    Airborne, Inc.                           85,690
     7,200    C.H. Robinson Worldwide, Inc.           256,032
     4,200    CNF Transportation, Inc.                106,596
     4,000    EGL, Inc.+                               60,800
     8,900    Expeditors International of
                Washington, Inc.                      308,296
     3,400    Hunt (J.B.) Transport Services,
                Inc.+                                 128,350
                                                  -----------
                                                      945,764
                                                  -----------
   AUTO COMPONENTS -- 1.5%
     5,825    ArvinMeritor, Inc.                      117,549
     1,600    Bandag, Inc.                             59,632
     2,300    BorgWarner, Inc.                        148,120
     4,100    Federal Signal Corporation               72,037
     6,500    Gentex Corporation+                     198,965
     5,600    Lear Corporation+                       257,712
     2,900    Modine Manufacturing Company             56,173
     2,300    Superior Industries
                International, Inc.                    95,910
                                                  -----------
                                                    1,006,098
                                                  -----------
   BANKS -- 0.2%
    10,600    Colonial BancGroup, Inc.                147,022
                                                  -----------
   BEVERAGES -- 0.6%
     8,100    Constellation Brands, Inc.,
                Class A+                              254,340
    12,250    PepsiAmericas, Inc.                     153,860
                                                  -----------
                                                      408,200
                                                  -----------
   BIOTECHNOLOGY -- 3.1%
     3,900    Charles River Laboratories
                International, Inc.+                  125,502
    17,100    Gilead Sciences, Inc.+                  950,418
    13,200    IDEC Pharmaceuticals
                Corporation+                          448,800
    25,352    Millennium Pharmaceuticals,
                Inc.+                                 398,787
     8,000    Protein Design Labs, Inc.+              111,840
     6,600    Vertex Pharmaceuticals, Inc.+            96,360
                                                  -----------
                                                    2,131,707
                                                  -----------
   BUILDING PRODUCTS -- 0.1%
     3,400    York International Corporation           79,560
                                                  -----------
   CAPITAL MARKETS -- 3.0%
    30,550    E*TRADE Group, Inc.+                    259,675
     5,900    Eaton Vance Corporation                 186,440
     6,800    Edwards (A.G.), Inc.                    232,560
     4,000    Investment Technology Group,
                Inc.+                                  74,400
     5,600    Investors Financial Services
                Corporation                           162,456

SHARES                                                  VALUE
-------------------------------------------------------------
   CAPITAL MARKETS (CONTINUED)
     5,100    LaBranche & Company, Inc.+          $   105,519
     5,500    Legg Mason, Inc.                        357,225
     6,000    Neuberger Berman, Inc.                  239,460
     9,000    SEI Investments Company                 288,000
     7,000    Waddell & Reed Financial, Inc.,
                Class A                               179,690
                                                  -----------
                                                    2,085,425
                                                  -----------
   CHEMICALS -- 2.2%
     6,200    Airgas, Inc.+                           103,850
     3,500    Albemarle Corporation                    97,895
     5,300    Cabot Corporation                       152,110
     9,754    Crompton Corporation                     68,766
     3,300    Cytec Industries, Inc.+                 111,540
     3,500    Ferro Corporation                        78,855
     3,000    FMC Corporation+                         67,890
     9,800    IMC Global, Inc.                         65,758
     4,400    Lubrizol Corporation                    136,356
    13,800    Lyondell Petrochemical Company          186,714
     1,700    Minerals Technologies, Inc.              82,722
     4,950    Olin Corporation                         84,645
     9,900    R.P.M., Inc.                            136,125
     4,300    Valspar Corporation                     181,546
                                                  -----------
                                                    1,554,772
                                                  -----------
   COMMERCIAL BANKS -- 6.3%
     6,359    Associated Banc Corporation             234,520
     5,150    Bank Hawaii Corporation                 170,723
    13,850    Banknorth Group, Inc.                   353,452
     4,100    City National Corporation               182,696
     5,900    Commerce Bancorp, Inc.                  218,890
    10,800    Compass Bancshares, Inc.                377,244
     5,900    First Virginia Banks, Inc.              254,408
     7,200    FirstMerit Corporation                  164,592
     4,400    Greater Bay Bancorp                      89,848
    13,400    Hibernia Corporation                    243,344
    10,200    M &T Bank Corporation                   859,044
     5,900    Mercantile Bankshares
                Corporation                           232,342
    17,480    National Commerce Financial
                Corporation                           387,881
     3,300    Silicon Valley Bancshares+               78,573
     6,200    TCF Financial Corporation               247,008
     2,800    Westamerica Bancorp                     120,624
     5,600    Wilmington Trust Corporation            164,360
                                                  -----------
                                                    4,379,549
                                                  -----------
   COMMERCIAL SERVICES & SUPPLIES -- 4.2%
     2,200    Banta Corporation                        71,214
     4,000    Career Education Corporation+           273,680
     7,400    ChoicePoint, Inc.+                      255,448
     3,700    Corinthian Colleges, Inc.+              179,709
     6,000    DeVry, Inc.+                            139,740
     6,400    Dun & Bradstreet Corporation+           263,040
     3,000    Education Management
                Corporation+                          159,540
     5,000    Hon Industries, Inc.                    152,500
     3,000    Kelly Services, Inc.                     70,350

                       See Notes to Financial Statements.

MUNDER S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
    x3,200    Korn/Ferry International+           $    25,920
     6,600    Manpower, Inc.                          244,794
     6,200    Miller Herman, Inc.                     125,302
    13,700    Republic Services, Inc.+                310,579
     3,850    Rollins, Inc.                            72,572
     5,300    Sothebys Holdings, Inc.+                 39,432
     3,500    Stericycle, Inc.+                       134,680
     3,500    Sylvan Learning Systems, Inc.+           79,940
     4,596    The Brink's Company                      66,964
     4,400    Valassis Communications, Inc.+          113,168
     7,600    Viad Corporation                        170,164
                                                  -----------
                                                    2,948,736
                                                  -----------
   COMMUNICATIONS EQUIPMENT -- 1.4%
    30,900    3Com Corporation+                       144,612
     3,200    ADTRAN, Inc.+                           164,128
     7,300    Advanced Fibre Communications,
                Inc.+                                 118,771
     3,927    Avocent Corporation+                    117,535
     5,100    CommScope, Inc.+                         48,450
     9,800    McDATA Corporation, Class A+            143,766
     3,700    Plantronics, Inc.+                       80,179
     8,400    Polycom, Inc.+                          116,424
     5,600    Powerwave Technologies, Inc.+            35,112
                                                  -----------
                                                      968,977
                                                  -----------
   COMPUTERS & PERIPHERALS -- 1.3%
     6,200    Diebold, Inc.                           268,150
     3,000    Imation Corporation+                    113,460
     3,400    InFocus Corporation+                     16,048
    14,800    Quantum Corporation+                     59,940
     5,900    SanDisk Corporation+                    238,065
     9,300    Storage Technology Corporation+         239,382
                                                  -----------
                                                      935,045
                                                  -----------
   CONSTRUCTION MATERIALS -- 0.2%
     4,200    Martin Marietta Materials, Inc.         141,162
                                                  -----------
   CONSTRUCTION & ENGINEERING -- 0.6%
     4,050    Dycom Industries, Inc.+                  66,015
     3,550    Granite Construction, Inc.               68,018
     4,700    Jacobs Engineering Group, Inc.+         198,105
     9,900    Quanta Services, Inc.+                   70,290
                                                  -----------
                                                      402,428
                                                  -----------
   CONSUMER FINANCE -- 0.2%
    13,300    AmeriCredit Corporation+                113,715
                                                  -----------
   CONTAINERS & PACKAGING -- 0.6%
     4,400    Longview Fibre Company                   36,080
     8,900    Packaging Corporation of
                America+                              164,027
     8,300    Sonoco Products Company                 199,366
                                                  -----------
                                                      399,473
                                                  -----------
   DIVERSIFIED FINANCIAL SERVICES -- 0.4%
     4,200    GATX Corporation                         68,670
     5,100    Leucadia National Corporation           189,312
                                                  -----------
                                                      257,982
                                                  -----------

SHARES                                                  VALUE
-------------------------------------------------------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
    18,700    Cincinnati Bell, Inc.+              $   125,290
                                                  -----------
   ELECTRIC UTILITIES -- 3.5%
     7,900    Alliant Energy Corporation              150,337
     2,700    Black Hills Corporation                  82,890
    10,800    DPL, Inc.                               172,152
     6,400    DQE, Inc.                                96,448
     5,900    Great Plains Energy, Inc.               170,392
     3,200    Hawaiian Electric Industries,
                Inc.                                  146,720
     3,300    Idacorp, Inc.                            86,625
    11,400    Northeast Utilities                     190,836
     4,500    NSTAR                                   204,975
     6,800    OGE Energy Corporation                  145,316
    14,571    Pepco Holdings, Inc.                    279,180
     3,300    PNM Resources, Inc.                      88,275
     8,000    Puget Energy, Inc.                      190,960
     9,900    Wisconsin Energy Corporation            287,100
     2,800    WPS Resources Corporation               112,560
                                                  -----------
                                                    2,404,766
                                                  -----------
   ELECTRICAL EQUIPMENT -- 0.7%
     2,800    AMETEK, Inc.                            102,620
     5,700    Harris Corporation                      171,285
     5,100    Hubbell, Inc.                           168,810
     1,600    Tecumseh Products Company,
                Class A                                61,296
                                                  -----------
                                                      504,011
                                                  -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.4%
     8,600    Arrow Electronics, Inc.+                131,064
    10,174    Avnet, Inc.+                            129,006
     7,400    KEMET Corporation+                       74,740
     4,400    National Instruments
                Corporation+                          166,232
     3,300    Newport Corporation+                     48,840
     3,600    Plexus Corporation+                      41,508
     4,800    Tech Data Corporation+                  128,208
     2,900    Varian, Inc.+                           100,543
    13,627    Vishay Intertechnology, Inc.+           179,877
                                                  -----------
                                                    1,000,018
                                                  -----------
   ENERGY EQUIPMENT & SERVICES -- 3.9%
     4,700    Cooper Cameron Corporation+             236,786
    12,800    ENSCO International, Inc.               344,320
     5,591    FMC Technologies, Inc.+                 117,691
    10,325    Grant Prideco, Inc.+                    121,319
     5,700    Hanover Compressor Company+              64,410
     4,300    Helmerich & Payne, Inc.                 125,560
     7,200    National-Oilwell, Inc.+                 158,400
     6,900    Patterson-UTI Energy, Inc.+             223,560
    11,500    Pride International, Inc.+              216,430
     8,700    Smith International, Inc.+              319,638
     5,200    Tidewater, Inc.                         152,724
     8,340    Varco International, Inc.+              163,464
    10,275    Weatherford International, Ltd.+        430,522
                                                  -----------
                                                    2,674,824
                                                  -----------

                       See Notes to Financial Statements.

MUNDER S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   FOOD & STAPLES RETAILING -- 0.6%
     5,900    BJ's Wholesale Club, Inc.+          $    88,854
     3,200    Longs Drug Stores Corporation            53,120
     4,000    Ruddick Corporation                      62,880
     5,100    Whole Foods Market, Inc.+               242,403
                                                  -----------
                                                      447,257
                                                  -----------
   FOOD PRODUCTS -- 2.3%
    11,492    Dean Foods Company+                     361,998
    11,800    Hormel Foods Corporation                279,660
     3,850    Interstate Bakeries Corporation          48,895
     4,000    Sensient Technologies
                Corporation                            91,960
     9,300    Smithfield Foods, Inc.+                 213,156
     4,240    The J.M. Smucker Company                169,134
     4,490    Tootsie Roll Industries, Inc.           136,900
    29,950    Tyson Foods, Inc.                       318,069
                                                  -----------
                                                    1,619,772
                                                  -----------
   GAS UTILITIES -- 0.8%
     5,400    AGL Resources, Inc.                     137,376
     6,900    National Fuel Gas Company               179,745
     6,400    ONEOK, Inc.                             125,632
     4,100    WGL Holdings, Inc.                      109,470
                                                  -----------
                                                      552,223
                                                  -----------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
     8,500    Apogent Technologies, Inc.+             170,000
     5,200    Beckman Coulter, Inc.                   211,328
     9,600    Cytyc Corporation+                      100,992
     6,700    Dentsply International, Inc.            274,030
     5,200    Edwards Lifesciences
                Corporation+                          167,128
     5,300    Hillenbrand Industries, Inc.            267,385
     5,900    STERIS Corporation+                     136,231
     5,800    Varian Medical Systems, Inc.+           333,906
     4,400    VISX, Inc.+                              76,340
                                                  -----------
                                                    1,737,340
                                                  -----------
   HEALTH CARE PROVIDERS & SERVICES -- 5.5%
     7,700    AdvancePCS+                             294,371
     4,700    Apria Healthcare Group, Inc.+           116,936
     8,400    Community Health Systems, Inc.+         162,036
     5,200    Covance, Inc.+                           94,120
     5,000    Coventry Health Care, Inc.+             230,800
     6,700    Express Scripts, Inc., Class A+         457,744
     8,150    First Health Group Corporation+         224,940
     9,900    HealthNet, Inc.+                        326,205
     3,400    LifePoint Hospitals, Inc.+               71,196
     8,900    Lincare Holdings, Inc.+                 280,439
     8,600    Omnicare, Inc.                          290,594
     7,100    Oxford Health Plans, Inc.+              298,413
     3,200    PacifiCare Health Systems, Inc.+        157,856
     5,800    Patterson Dental Company+               263,204
     3,800    Henry Schein, Inc.+                     198,892
     6,369    Triad Hospitals, Inc.+                  158,079
     5,000    Universal Health Services, Inc.,
                Class B+                              198,100
                                                  -----------
                                                    3,823,925
                                                  -----------

SHARES                                                  VALUE
-------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE -- 3.4%
     4,700    Applebee's International, Inc.      $   147,721
     3,000    Bob Evans Farms, Inc.                    82,890
     8,250    Brinker International, Inc.+            297,165
     4,200    CBRL Group, Inc.                        163,212
     4,400    Cheesecake Factory, Inc.+               157,916
     8,000    Extended Stay America, Inc.+            107,920
     4,800    Gtech Holdings Corporation+             180,720
     4,500    International Speedway
                Corporation, Class A                  177,795
     5,000    Krispy Kreme Doughnuts, Inc.+           205,900
     5,100    Mandalay Resort Group+                  162,435
     6,450    Outback Steakhouse, Inc.                251,550
    25,700    Park Place Entertainment
                Corporation+                          233,613
     5,500    Ruby Tuesday, Inc.                      136,015
     7,900    Six Flags, Inc.+                         53,562
                                                  -----------
                                                    2,358,414
                                                  -----------
   HOUSEHOLD DURABLES -- 2.5%
     3,900    Blyth, Inc.                             106,080
    11,599    Clayton Homes, Inc.                     145,567
    12,550    D.R. Horton, Inc.                       352,655
     4,750    Furniture Brands International,
                Inc.+                                 123,975
     3,100    Lancaster Colony Corporation            119,846
     6,000    Lennar Corporation, Class A             429,000
     5,650    Mohawk Industries, Inc.+                313,745
     6,000    Toll Brothers, Inc.+                    169,860
                                                  -----------
                                                    1,760,728
                                                  -----------
   HOUSEHOLD PRODUCTS -- 0.7%
     3,400    Church & Dwight, Inc.                   111,282
     7,200    Energizer Holdings, Inc.+               226,080
     8,200    The Dial Corporation                    159,490
                                                  -----------
                                                      496,852
                                                  -----------
   INDUSTRIAL CONGLOMERATES -- 0.7%
     7,400    ALLETE, Inc.                            196,470
     2,600    Carlisle Companies, Inc.                109,616
     3,400    Teleflex, Inc.                          144,670
                                                  -----------
                                                      450,756
                                                  -----------
   INSURANCE -- 4.4%
     4,500    Allmerica Financial Corporation          80,955
     5,900    American Financial Group, Inc.          134,520
     3,300    AmerUs Group Company                     93,027
     7,700    Arthur J. Gallagher & Company           209,440
     4,700    Berkley W.R. Corporation                247,690
     5,800    Brown & Brown, Inc.                     188,500
     4,750    Everest Re Group, Ltd.                  363,375
    11,525    Fidelity National Financial,
                Inc.                                  354,509
     6,500    First American Corporation              171,275
     5,400    HCC Insurance Holdings, Inc.            159,678
     3,600    Horace Mann Educators
                Corporation                            58,068
     5,200    Ohio Casualty Corporation+               68,536
    10,350    Old Republic International
                Corporation                           354,694
     5,900    Protective Life Corporation             157,825

                       See Notes to Financial Statements.

MUNDER S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   INSURANCE (CONTINUED)
  LXx2,500    StanCorp Financial Group, Inc.      $   130,550
     4,000    The MONY Group, Inc.                    107,800
     5,800    Unitrin, Inc.                           157,296
                                                  -----------
                                                    3,037,738
                                                  -----------
   INTERNET SOFTWARE & SERVICES -- 0.3%
     4,200    Internet Security Systems, Inc.+         60,858
     5,400    Overture Services, Inc.+                 97,902
     4,600    Retek, Inc.+                             29,440
                                                  -----------
                                                      188,200
                                                  -----------
   INFORMATION TECHNOLOGY SERVICES -- 3.0%
     7,300    Acxiom Corporation+                     110,157
    11,350    Affiliated Computer Services,
                Inc., Class A+                        519,035
    12,700    Ceridian Corporation+                   215,519
     5,600    Certegy, Inc.+                          155,400
     6,800    CheckFree Corporation+                  189,312
     4,500    CSG Systems International, Inc.+         63,585
    10,100    DST Systems, Inc.+                      383,800
     6,800    Gartner, Inc., Class B+                  51,000
     5,700    Keane, Inc.+                             77,691
     8,700    MPS Group, Inc.+                         59,856
    10,200    The BISYS Group, Inc.+                  187,374
     6,771    Titan Corporation                        69,674
                                                  -----------
                                                    2,082,403
                                                  -----------
   LEISURE EQUIPMENT & PRODUCTS -- 0.1%
     6,500    Callaway Golf Company                    85,930
                                                  -----------
   MACHINERY -- 1.7%
     6,400    AGCO Corporation+                       109,312
     3,700    Donaldson Company, Inc.                 164,465
     4,750    Flowserve Corporation+                   93,432
     3,500    Harsco Corporation                      126,175
     3,050    Kennametal, Inc.                        103,212
     2,900    Nordson Corporation                      69,165
     4,200    Pentair, Inc.                           164,052
     6,660    SPX Corporation+                        293,440
     3,900    Trinity Industries, Inc.                 72,189
                                                  -----------
                                                    1,195,442
                                                  -----------
   MARINE -- 0.2%
     3,500    Alexander & Baldwin, Inc.                92,855
     2,900    Overseas Shipholding Group, Inc.         63,829
                                                  -----------
                                                      156,684
                                                  -----------
   MEDIA -- 3.5%
     9,700    Belo (A.H.) Corporation                 216,892
     4,600    Catalina Marketing Corporation+          81,190
     4,650    Emmis Communications
                Corporation, Class A+                 106,718
     4,400    Entercom Communications
                Corporation+                          215,644
     7,500    Harte Hanks, Inc.                       142,500
     9,300    Hispanic Broadcasting
                Corporation+                          236,685
     3,800    Lee Enterprises, Inc.                   142,614
     4,100    Macrovision Corporation+                 81,672

SHARES                                                  VALUE
-------------------------------------------------------------
   MEDIA (CONTINUED)
     2,000    Media General, Inc.                 $   114,400
     8,400    Readers Digest Association,
                Inc., Class A (non-voting)            113,232
     3,360    Scholastic Corporation+                 100,061
       817    Washington Post Company                 598,779
     8,800    Westwood One, Inc.+                     298,584
                                                  -----------
                                                    2,448,971
                                                  -----------
   METALS & MINING -- 0.5%
     9,300    AK Steel Holding Corporation+            33,666
     4,500    Arch Coal, Inc.                         103,410
     1,900    Carpenter Technology Corporation         29,640
     4,500    Peabody Energy Corporation              151,155
                                                  -----------
                                                      317,871
                                                  -----------
   MULTILINE RETAIL -- 1.1%
     6,033    99 Cents Only Stores+                   207,053
     9,799    Dollar Tree Stores, Inc.+               310,922
     4,100    Neiman Marcus Group, Inc.,
                Class A+                              150,060
    12,192    Saks, Inc.+                             118,262
                                                  -----------
                                                      786,297
                                                  -----------
   MULTI-UTILITIES & UNREGULATED POWER -- 2.0%
    16,600    Aquila, Inc.                             42,828
    12,450    Energy East Corporation                 258,462
     6,300    MDU Resources Group, Inc.               210,987
     7,100    Questar Corporation                     237,637
     9,450    SCANA Corporation                       323,946
    10,036    Sierra Pacific Resources                 59,614
     5,766    Vectren Corporation                     144,438
     6,100    Westar Energy, Inc.                      99,003
                                                  -----------
                                                    1,376,915
                                                  -----------
   OIL & GAS -- 3.1%
     5,300    Equitable Resources, Inc.               215,922
     4,100    Forest Oil Corporation+                 102,992
     7,800    Murphy Oil Corporation                  410,280
     4,900    Noble Energy, Inc.                      185,220
    10,050    Pioneer Natural Resources
                Company+                              262,305
     5,300    Pogo Producing Company                  226,575
     9,716    Valero Energy Corporation               352,982
     2,800    Western Gas Resources, Inc.             110,880
    15,700    XTO Energy, Inc.                        315,727
                                                  -----------
                                                    2,182,883
                                                  -----------
   PAPER & FOREST PRODUCTS -- 0.7%
     4,700    Bowater, Inc.                           176,015
     3,700    Glatfelter (P.H.) Company                54,575
     2,400    Potlatch Corporation                     61,800
     3,550    Rayonier, Inc.                          117,150
     4,400    Wausau Mosinee Paper Corporation         49,280
                                                  -----------
                                                      458,820
                                                  -----------
   PHARMACEUTICALS -- 2.7%
     5,700    Barr Laboratories, Inc.+                373,350
     7,200    ICN Pharmaceuticals, Inc.               120,672

                       See Notes to Financial Statements.

MUNDER S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
   PHARMACEUTICALS (CONTINUED)
    16,700    IVAX Corporation+                   $   298,095
    15,650    Mylan Laboratories, Inc.                544,150
     5,900    Perrigo Company+                         92,276
     2,800    Pharmaceutical Resources, Inc.+         136,248
     7,250    Sepracor, Inc.+                         130,718
    10,100    SICOR, Inc.+                            205,434
                                                  -----------
                                                    1,900,943
                                                  -----------
   REAL ESTATE -- 1.6%
     6,900    AMB Property Corporation                194,373
         5    Corrections Corporation of
                America+                                  127
     5,300    Hospitality Properties Trust            165,625
     6,700    Liberty Property Trust                  231,820
     4,900    Mack-Cali Realty Corporation            178,262
     8,300    New Plan Excel Realty Trust             177,205
     9,600    United Dominion Realty Trust,
                Inc.                                  165,312
                                                  -----------
                                                    1,112,724
                                                  -----------
   ROAD & RAIL -- 0.4%
     7,050    Swift Transportation Co., Inc.+         131,271
     5,500    Werner Enterprises, Inc.                116,600
                                                  -----------
                                                      247,871
                                                  -----------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
    40,000    Atmel Corporation+                      101,200
     2,080    Cabot Microelectronics
                Corporation+                          104,978
     5,350    Credence Systems Corporation+            45,315
     6,300    Cree, Inc.+                             102,564
    10,800    Cypress Semiconductor
                Corporation+                          129,600
    10,060    Fairchild Semiconductor
                International, Inc.                   128,667
     5,900    Integrated Circuit Systems,
                Inc.+                                 185,289
     8,800    Integrated Device Technology,
                Inc.+                                  97,240
     5,500    International Rectifier
                Corporation+                          147,510
    11,700    Intersil Corporation+                   311,337
    10,800    Lam Research Corporation+               196,668
     9,600    Lattice Semiconductor
                Corporation+                           79,008
     4,200    LTX Corporation+                         36,204
     7,825    Micrel, Inc.+                            81,302
    17,386    Microchip Technology, Inc.              428,217
    15,600    RF Micro Devices, Inc.+                  93,912
     6,300    Semtech Corporation+                     89,712
     4,200    Silicon Laboratories, Inc.+             111,888
    11,375    TriQuint Semiconductor, Inc.+            47,320
                                                  -----------
                                                    2,517,931
                                                  -----------
   SOFTWARE -- 3.0%
     8,525    Activision, Inc.+                       110,143
     2,700    Advent Software, Inc.+                   45,657
     4,950    Ascential Software Corporation+          81,378
    22,800    Cadence Design Systems, Inc.+           274,968
     4,000    Fair Isaac Corporation                  205,800
     7,500    Jack Henry & Associates, Inc.           133,425
     9,900    Legato Systems, Inc.+                    83,061
     5,300    Macromedia, Inc.+                       111,512
     5,800    Mentor Graphics Corporation+             83,984
    13,350    Networks Associates, Inc.+              169,278

SHARES                                                  VALUE
-------------------------------------------------------------
   SOFTWARE (CONTINUED)
     5,700    Reynolds & Reynolds Company         $   162,792
     5,000    RSA Security, Inc.+                      53,750
     8,100    Sybase, Inc.+                           112,671
     6,400    Synopsys, Inc.+                         395,840
     3,000    Transaction Systems Architects,
                Inc., Class A+                         26,880
     6,850    Wind River Systems, Inc.+                26,098
                                                  -----------
                                                    2,077,237
                                                  -----------
   SPECIALTY RETAIL -- 4.1%
     8,400    Abercrombie & Fitch Company+            238,644
     6,100    American Eagle Outfitters, Inc.+        111,874
     5,500    Barnes & Noble, Inc.+                   126,775
     6,600    Borders Group, Inc.+                    116,226
     8,800    CarMax, Inc.+                           265,320
     7,200    CDW Corporation+                        329,760
     7,300    Chico's FAS, Inc.+                      153,665
     4,200    Claire's Stores, Inc.                   106,512
     7,800    Copart, Inc.+                            73,710
     5,700    Michaels Stores, Inc.+                  216,942
     5,800    Payless Shoesource, Inc.+                72,500
    12,000    PETsMART, Inc.+                         200,040
     7,700    Pier 1 Imports, Inc.                    157,080
     6,600    Ross Stores, Inc.                       282,084
     6,600    United Rentals, Inc.+                    91,674
     9,800    Williams-Sonoma, Inc.+                  286,160
                                                  -----------
                                                    2,828,966
                                                  -----------
   TEXTILES, APPAREL & LUXURY GOODS -- 0.8%
     7,800    Coach, Inc.+                            387,972
     3,100    The Timberland Company, Class A+        163,866
     4,600    Unifi, Inc.+                             28,520
                                                  -----------
                                                      580,358
                                                  -----------
   THRIFTS & MORTGAGE FINANCE -- 3.5%
     7,000    Astoria Financial Corporation           195,510
     8,000    GreenPoint Financial Corporation        407,520
     4,700    Independence Community Bank
                Corporation                           132,634
     4,700    IndyMac Bancorp, Inc.+                  119,474
    11,966    New York Community Bancorp, Inc.        348,091
     7,600    PMI Group, Inc.                         203,984
     4,200    Provident Financial Group, Inc.         107,646
     8,000    Radian Group, Inc.                      293,200
     6,550    Roslyn Bancorp, Inc.                    140,759
    22,300    Sovereign Bancorp, Inc.                 348,995
     3,900    Webster Financial Corporation           147,420
                                                  -----------
                                                    2,445,233
                                                  -----------
   TOBACCO -- 0.1%
     2,100    Universal Corporation                    88,830
                                                  -----------
   TRADING COMPANIES & DISTRIBUTORS -- 0.3%
     6,500    Fastenal Company                        220,610
                                                  -----------
   WATER UTILITIES -- 0.2%
     5,800    Philadelphia Suburban
                Corporation                           141,404
                                                  -----------

                       See Notes to Financial Statements.

MUNDER S&P(R) MIDCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                  VALUE
-------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
     4,600    Price Communications
                Corporation+                      $    59,386
     4,900    Telephone & Data Systems, Inc.          243,530
                                                  -----------
                                                      302,916
                                                  -----------
TOTAL COMMON STOCKS
   (Cost $68,123,932)                              68,221,741
                                                  -----------
PRINCIPAL
AMOUNT
----------
U.S. TREASURY BILL -- 0.3%
   (Cost $249,589)
$  250,000    1.150%++, due 8/21/2003*                249,589
                                                  -----------
REPURCHASE AGREEMENT -- 2.2%
   (Cost $1,501,000)
 1,501,000    Agreement with State Street Bank
                & Trust Company,
                0.980% dated 06/30/2003, to be
                repurchased at $1,501,041 on
                07/01/2003, collateralized by
                $1,475,000 FNMA, 5.000%
                maturing 05/14/2004
                (value $1,533,078)                  1,501,000
                                                  -----------

                                                        VALUE
-------------------------------------------------------------
OTHER INVESTMENTS**
   (Cost $9,171,576)                    13.2%     $ 9,171,576
                                       -----      -----------
TOTAL INVESTMENTS
   (Cost $79,046,097)                  113.9%      79,143,906
OTHER ASSETS AND LIABILITIES (NET)     (13.9)      (9,672,150)
                                       -----      -----------
NET ASSETS                             100.0%     $69,471,756
                                       =====      ===========

------------

 * Securities pledged as collateral for futures contracts.

** As of June 30, 2003 the market value of the securities on loan is $8,895,549.
   Cash collateral received for securities loaned is $9,171,576 invested in 9,171,576 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ Rate represents annualized yield at date of purchase.

ABBREVIATION:

FNMA-- Federal National Mortgage Association

                       See Notes to Financial Statements.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS -- 99.2%
   AEROSPACE & DEFENSE -- 2.2%
   7,110     AAR Corporation                      $     50,197
  13,350     Aeroflex, Inc.+                           103,329
   8,567     Alliant Techsystems, Inc.+                444,713
   6,100     Armor Holdings, Inc.+                      81,740
   2,300     Curtiss-Wright Co.                        145,360
   5,000     DRS Technologies, Inc.+                   139,600
   4,400     EDO Corporation                            77,880
   3,550     Engineered Support Systems, Inc.          148,568
   4,625     Esterline Technologies
               Corporation+                             80,521
   9,690     Gencorp, Inc.                              86,144
   3,800     InVision Technologies, Inc.+               94,430
   5,060     Kaman Corporation                          59,151
   4,700     Mercury Computer Systems, Inc.+            85,352
   7,150     Teledyne Technologies, Inc.+               93,665
   3,500     Triumph Group, Inc.+                       98,595
                                                  ------------
                                                     1,789,245
                                                  ------------
   AIRLINES -- 0.6%
  10,120     Atlantic Coast Airlines Holdings,
               Inc.+                                   136,519
   6,600     Frontier Airlines, Inc.+                   59,928
   6,960     Mesa Air Group, Inc.+                      55,680
  12,800     SkyWest, Inc.                             243,968
                                                  ------------
                                                       496,095
                                                  ------------
   AIR FREIGHT & COURIERS -- 0.1%
   4,700     Forward Air Corporation+                  119,239
                                                  ------------
   AUTOMOBILES -- 0.7%
   3,480     Coachmen Industries, Inc.                  41,586
   6,490     Monaco Coach Corporation+                  99,491
   6,340     Thor Industries, Inc.                     258,799
   4,040     Winnebago Industries, Inc.                153,116
                                                  ------------
                                                       552,992
                                                  ------------
   AUTO COMPONENTS -- 0.2%
   5,720     Intermet Corporation                       19,277
   3,300     Midas, Inc.+                               39,996
   4,050     Standard Motor Products, Inc.              44,955
  12,570     Tower Automotive, Inc.+                    46,006
                                                  ------------
                                                       150,234
                                                  ------------
   BEVERAGES -- 0.1%
   2,060     Coca-Cola Bottling Company                112,476
                                                  ------------
   BIOTECHNOLOGY -- 1.8%
   5,250     ArQule, Inc.+                              22,050
  12,390     Cephalon, Inc.+                           509,972
   6,626     Enzo Biochem, Inc.                        142,591
   7,590     Idexx Laboratories, Inc.                  254,569
  10,460     Regeneron Pharmaceuticals, Inc.+          164,745
  13,120     Savient Pharmaceuticals Inc.+              60,877
   9,100     Techne Corporation+                       276,094
                                                  ------------
                                                     1,430,898
                                                  ------------
   BUILDING PRODUCTS -- 0.9%
   6,020     Apogee Enterprises, Inc.                   54,300
   4,390     ElkCorp                                    98,775

SHARES                                                   VALUE
--------------------------------------------------------------
   BUILDING PRODUCTS (CONTINUED)
   7,252     Griffon Corporation                  $    116,032
  12,922     Lennox International, Inc.                166,306
   5,520     Simpson Manufacturing Company,
               Inc.+                                   202,032
   3,990     Universal Forest Products, Inc.            83,551
                                                  ------------
                                                       720,996
                                                  ------------
   CAPITAL MARKETS -- 0.9%
   6,070     Jefferies Group, Inc.                     302,225
  10,810     Raymond James Financial, Inc.             357,271
   3,815     SWS Group, Inc.                            76,872
                                                  ------------
                                                       736,368
                                                  ------------
   CHEMICALS -- 1.8%
   6,600     A. Schulman, Inc.                         105,996
   5,000     Arch Chemicals, Inc.                       95,500
   5,700     Cambrex Corporation                       131,214
   7,200     Georgia Gulf Corporation                  142,560
   6,300     H.B. Fuller Company                       138,726
   7,210     Macdermid, Inc.                           189,623
   3,120     Material Sciences Corporation+             30,264
   6,270     OM Group, Inc.                             92,357
   8,890     Omnova Solutions, Inc.                     35,916
   1,890     Penford Corporation                        21,111
  20,400     PolyOne Corporation                        90,780
   2,070     Quaker Chemical                            51,853
   7,040     Scotts Company+                           348,480
                                                  ------------
                                                     1,474,380
                                                  ------------
   COMMERCIAL BANKS -- 6.1%
   5,000     Boston Private Financial
               Holdings, Inc.                          105,400
   8,112     Chittenden Corporation                    221,863
   8,540     Community First Bankshares, Inc.          233,142
  11,450     Cullen Frost Bankers, Inc.                367,545
   6,230     Downey Financial Corporation              257,299
   5,300     East West Bancorp, Inc.                   191,542
   8,955     First BanCorp                             245,815
  10,337     First Midwest Bancorp, Inc.               297,809
   3,200     First Republic Bank+                       85,120
   2,600     GBC Bancorp                                99,840
   9,978     Hudson United Bancorp                     340,749
   6,200     Irwin Financial Corporation               160,580
   5,479     Provident Bankshares Corporation          139,221
  12,800     Republic Bancorp, Inc.                    171,776
   6,340     Riggs National Corporation                 96,495
  10,430     South Financial Group, Inc.               243,332
   7,600     Southwest Bancorporation of
               Texas, Inc.+                            247,076
   9,825     Sterling Bancshares, Inc.                 128,511
   8,790     Susquehanna Bancshares, Inc.              205,246
  16,541     TrustCo Bank Corporation NY               183,274
   9,400     UCBH Holdings, Inc.                       269,592
   9,240     United Bankshares, Inc.                   264,726
   8,945     Whitney Holding Corporation               285,972
   3,900     Wintrust Financial Corporation            115,440
                                                  ------------
                                                     4,957,365
                                                  ------------

                       See Notes to Financial Statements.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   COMMERCIAL SERVICES & SUPPLIES -- 4.9%
  11,000     ABM Industries, Inc.                 $    169,400
   5,900     Administaff, Inc.+                         60,770
   1,960     Angelica Corporation                       33,222
   6,600     Arbitron, Inc.+                           235,620
   7,490     Bowne & Company, Inc.                      97,595
   4,270     CDI Corporation+                          110,849
   8,080     Central Parking Corporation                99,869
   4,800     Coinstar, Inc.+                            90,528
   2,940     Consolidated Graphics, Inc.+               67,267
   1,810     CPI Corporation                            31,947
   4,630     G & K Services                            137,048
   6,150     Harland (John H.) Company                 160,884
   4,000     Heidrick & Struggles
               International, Inc.+                     50,480
   3,800     Imagistics International, Inc.+            98,040
   2,620     Insurance Auto Auctions, Inc.+             32,907
   3,950     Ionics, Inc.+                              88,361
  10,000     ITT Educational Services, Inc.+           292,500
   8,880     Kroll, Inc.+                              240,293
   8,920     Labor Ready, Inc.+                         63,956
   2,700     MemberWorks, Inc.+                         53,325
   3,200     Mobile Mini, Inc.+                         52,256
   5,800     NCO Group, Inc.+                          103,878
   2,890     New England Business Service,
               Inc.                                     86,700
   5,650     On Assignment, Inc.+                       22,600
   3,930     Pre-Paid Legal Services, Inc.+             96,403
  13,810     PRG-Schultz International, Inc.+           81,479
   2,230     Roto-Rooter, Inc.                          85,052
   3,600     SOURCECORP, Inc.+                          77,760
  13,240     Spherion Corporation+                      92,018
   6,300     Standard Register Company                 103,824
  11,900     Tetra Tech, Inc.+                         203,847
   7,300     United Stationers, Inc.+                  264,041
   3,420     Volt Information Sciences, Inc.+           46,683
   6,300     Waste Connections, Inc.+                  220,815
   7,300     Watson Wyatt & Company Holdings+          169,214
                                                  ------------
                                                     3,921,431
                                                  ------------
   COMMUNICATIONS EQUIPMENT -- 1.5%
  23,900     Adaptec, Inc.+                            185,942
   6,810     Allen Telecom, Inc.+                      112,501
   5,100     Audiovox Corporation+                      57,069
   2,400     Bel Fuse, Inc.                             54,960
   4,320     Black Box Corporation                     156,384
   2,800     Brooktrout, Inc.+                          21,734
   8,120     C-COR.net Corporation+                     39,788
   9,995     Cable Design Technologies
               Corporation+                             71,464
   2,600     Concerto Software, Inc.+                   23,894
   4,510     Digi International, Inc.+                  25,933
  13,500     Harmonic, Inc.+                            54,945
   5,540     Inter-Tel, Inc.                           117,559
   5,060     Network Equipment Technologies+            42,605
   4,400     PC-Tel, Inc.+                              52,184
   3,500     SCM Microsystems, Inc.+                    19,110
   9,365     Symmetricom, Inc.+                         41,206

SHARES                                                   VALUE
--------------------------------------------------------------
   COMMUNICATIONS EQUIPMENT (CONTINUED)
   3,000     Tollgrade Communications, Inc.+      $     55,950
   5,800     ViaSat, Inc.+                              83,172
                                                  ------------
                                                     1,216,400
                                                  ------------
   COMPUTERS & PERIPHERALS -- 0.8%
   6,270     Avid Technology, Inc.+                    219,889
   5,700     Hutchinson Technology, Inc.+              187,473
  14,100     Pinnacle Systems, Inc.+                   150,870
   6,000     Rainbow Technologies, Inc.+                50,460
   3,300     SBS Technologies, Inc.+                    32,442
                                                  ------------
                                                       641,134
                                                  ------------
   CONSTRUCTION MATERIALS -- 0.5%
   6,355     Florida Rock Industries, Inc.             262,334
   4,650     Texas Industries, Inc.                    110,670
                                                  ------------
                                                       373,004
                                                  ------------
   CONSTRUCTION & ENGINEERING -- 0.7%
   1,430     Butler Manufacturing Company               23,638
   3,300     EMCOR Group, Inc.+                        162,888
   5,920     Insituform Technologies, Inc.+            104,665
   8,400     Shaw Group, Inc.+                         101,220
   7,280     URS Corporation+                          141,669
                                                  ------------
                                                       534,080
                                                  ------------
   CONSUMER FINANCE -- 0.1%
   5,430     Cash America International, Inc.           71,785
                                                  ------------
   CONTAINERS & PACKAGING -- 0.7%
   7,970     AptarGroup, Inc.                          286,920
   6,210     Caraustar Industries, Inc.                 49,742
   3,400     Chesapeake Corporation                     74,290
   6,746     Myers Industries, Inc.                     64,087
   7,700     Rock -Tenn Company                        130,515
                                                  ------------
                                                       605,554
                                                  ------------
   DISTRIBUTORS -- 0.3%
   4,200     Advanced Marketing Services, Inc.          54,600
   5,250     Hughes Supply, Inc.                       182,175
                                                  ------------
                                                       236,775
                                                  ------------
   DIVERSIFIED FINANCIALS -- 0.1%
   4,100     Financial Federal Corporation+            100,040
                                                  ------------
   DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
  12,430     General Communication, Inc.+              107,644
                                                  ------------
   ELECTRIC UTILITIES -- 1.0%
   2,670     Central Vermont Public Service             52,199
   3,480     CH Energy Group, Inc.                     156,600
  10,500     Cleco Corporation                         181,860
  10,900     El Paso Electric Company+                 134,397
   1,120     Green Mountain Power Corporation           22,400
   3,190     UIL Holdings Corporation                  129,354
   7,500     UniSource Energy Corporation              141,000
                                                  ------------
                                                       817,810
                                                  ------------
   ELECTRICAL EQUIPMENT -- 1.6%
   6,430     A.O. Smith Corporation                    181,004
   9,200     Acuity Brands, Inc.                       167,164

                       See Notes to Financial Statements.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
   ELECTRICAL EQUIPMENT (CONTINUED)
   4,850     AstroPower, Inc.+                    $     15,957
   7,260     Baldor Electric Company                   149,556
   5,680     Belden, Inc.                               90,255
   5,120     Brady Corporation                         170,752
   5,680     C&D Technologies, Inc.                     81,565
   5,200     MagneTek, Inc.+                            13,208
   8,680     Paxar Corporation+                         95,480
   5,600     Regal Beloit Corporation                  106,960
   9,270     Vicor Corporation+                         88,992
   2,500     Woodward Governor Company                 107,500
                                                  ------------
                                                     1,268,393
                                                  ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.7%
   8,150     Anixter International, Inc.+              190,955
   8,610     Artesyn Technologies, Inc.+                48,302
   3,200     BEI Technologies, Inc.                     38,400
   4,500     Bell Microproducts, Inc.+                  19,215
   5,460     Benchmark Electronics, Inc.+              167,950
   7,320     Checkpoint Systems, Inc.+                 103,578
   9,550     Cognex Corporation+                       213,442
   6,570     Coherent, Inc.+                           157,220
   7,560     CTS Corporation                            79,002
   6,200     Electro Scientific Industries,
               Inc.+                                    93,992
   7,700     FLIR Systems, Inc.+                       232,155
   4,700     Global Imaging Systems, Inc.+             108,852
   3,667     Intermagnetics General
               Corporation+                             72,753
   4,560     Itron, Inc.+                               98,314
   3,400     Keithley Instruments, Inc.                 49,130
   8,030     Methode Electronics, Inc.,
               Class A                                  86,323
   4,395     Park Electrochemical Corporation           87,680
   3,600     Photon Dynamics, Inc.+                     99,468
   7,090     Pioneer-Standard Electronics,
               Inc.                                     60,123
   3,100     Planar Systems, Inc.+                      60,636
   3,900     RadiSys Corporation+                       51,480
   3,600     Rogers Corporation+                       119,880
   7,320     Roper Industries, Inc.                    272,304
   8,920     Technitrol, Inc.                          134,246
   7,070     Trimble Navigation Ltd.+                  162,115
   6,500     Veeco Instruments, Inc.+                  110,695
   4,510     X-Rite, Inc.                               44,694
                                                  ------------
                                                     2,962,904
                                                  ------------
   ENERGY EQUIPMENT & SERVICES -- 2.3%
   3,100     Atwood Oceanics, Inc.+                     84,165
   8,400     Cal Dive International, Inc.+             183,120
   3,500     CARBO Ceramics, Inc.                      130,375
   3,900     Dril-Quip, Inc.+                           70,980
   5,000     Hydril Company+                           136,250
  11,430     Input/Output, Inc.+                        61,493
   6,300     Lone Star Technologies, Inc.+             133,434
   9,300     Maverick Tube Corporation+                178,095
   5,310     Oceaneering International, Inc.+          135,671
   5,060     Offshore Logistics, Inc.+                 110,055
   4,315     SEACOR SMIT, Inc.+                        157,454
   3,260     TETRA Technologies, Inc.+                  96,659
   9,650     Unit Corporation+                         201,782

SHARES                                                   VALUE
--------------------------------------------------------------
   ENERGY EQUIPMENT & SERVICES (CONTINUED)
   7,450     Veritas DGC, Inc.+                   $     85,675
   6,000     W H Energy Services, Inc.+                116,880
                                                  ------------
                                                     1,882,088
                                                  ------------
   FOOD & STAPLES RETAILING -- 1.1%
  11,020     Casey's General Stores, Inc.              155,823
   5,400     Duane Reade, Inc.+                         79,650
   2,690     Nash Finch Company                         44,788
  10,140     Performance Food Group Company+           375,180
   8,600     The Great Atlantic & Pacific Tea
               Company, Inc.+                           75,680
   4,240     United Natural Foods, Inc.+               119,314
                                                  ------------
                                                       850,435
                                                  ------------
   FOOD PRODUCTS -- 1.6%
   4,000     American Italian Pasta Company,
               Class A+                                166,600
   8,000     Corn Products International, Inc.         240,240
   8,450     Delta & Pine Land Company                 185,731
  10,000     Flowers Foods, Inc.                       197,600
   7,600     Hain Celestial Group, Inc.+               121,524
   4,300     International Multifoods
               Corporation+                             98,513
   1,970     J&J Snack Foods Corporation+               62,311
   6,500     Lance, Inc.                                59,345
   6,430     Ralcorp Holdings, Inc.+                   160,493
                                                  ------------
                                                     1,292,357
                                                  ------------
   GAS UTILITIES -- 2.8%
  11,050     Atmos Energy Corporation                  274,040
   2,450     Cascade Natural Gas Corporation            46,795
   7,800     Energen Corporation                       259,740
   4,200     Laclede Group, Inc.                       112,560
   6,080     New Jersey Resources Corporation          215,840
   5,710     Northwest Natural Gas Company             155,598
   3,550     NUI Corporation                            55,096
   7,450     Piedmont Natural Gas, Inc.                289,134
  15,184     Southern Union Company                    257,217
   7,540     Southwest Gas Corporation                 159,697
   7,950     Southwestern Energy Company+              119,330
   9,350     UGI Corporation                           296,395
                                                  ------------
                                                     2,241,442
                                                  ------------
   HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
   6,500     Advanced Med Optics, Inc.+                110,825
   7,300     American Medical Systems
               Holdings, Inc.+                         123,151
   2,940     Analogic Corporation                      143,354
   4,700     ArthroCare Corp.+                          78,772
   3,300     Biosite, Inc.+                            158,730
   6,430     CONMED Corporation+                       117,412
   6,960     Cooper Companies, Inc.                    241,999
   3,320     Datascope Corporation                      98,040
   6,340     Diagnostic Products Corporation           260,257
   5,400     Haemonetics Corporation+                  100,980
   4,420     Hologic, Inc.+                             58,256
   3,100     ICU Medical, Inc.+                         96,565
   5,000     INAMED Corporation+                       268,450
   5,800     Integra LifeSciences Holdings+            153,004

                       See Notes to Financial Statements.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
   6,850     Invacare Corporation                 $    226,050
  10,360     Mentor Corporation                        200,777
   4,970     Noven Pharmaceuticals, Inc.+               50,893
   3,840     Osteotech, Inc.+                           52,186
   2,800     Polymedica Corporation                    128,212
   3,900     Possis Medical, Inc.                       53,508
   7,400     ResMed, Inc.+                             290,080
   7,530     Respironics, Inc.+                        282,525
   5,500     Sola International, Inc.+                  95,700
   3,900     SurModics, Inc.+                          118,950
   8,450     Sybron Dental Specialties, Inc.+          199,420
   6,690     Theragenics Corporation+                   28,767
   6,500     Viasys Healthcare, Inc.+                  134,550
   2,920     Vital Signs, Inc.                          75,803
                                                  ------------
                                                     3,947,216
                                                  ------------
   HEALTH CARE PROVIDERS & SERVICES -- 4.9%
  10,675     Accredo Health, Inc.+                     232,715
   3,500     American Healthways, Inc.                 126,420
   4,600     AMERIGROUP Corporation+                   171,120
   4,400     AmSurg Corporation+                       134,200
   2,400     Centene Corporation+                       93,360
   7,950     Cerner Corporation+                       182,452
   4,350     CryoLife, Inc.+                            45,023
   2,710     Curative Health Services, Inc.+            46,070
   8,960     Dendrite International, Inc.+             115,405
  14,420     Hooper Holmes, Inc.                        92,865
   3,700     IMPATH, Inc.+                              52,318
  10,400     Mid Atlantic Medical Services,
               Inc.+                                   543,920
   7,760     NDCHealth Corporation                     142,396
  11,140     Orthodontic Centers of America,
               Inc.+                                    89,231
   7,520     Owens & Minor, Inc.                       168,072
   5,710     PAREXEL International
               Corporation+                             79,654
   5,280     Pediatrix Medical Group, Inc.+            188,232
  12,400     Pharmaceutical Product
               Development, Inc.+                      356,252
   9,680     Priority Healthcare Corporation+          179,564
  10,850     Province Healthcare Company+              120,109
   3,500     RehabCare Group, Inc.+                     51,275
  10,790     Renal Care Group, Inc.+                   379,916
   6,130     Sierra Health Services, Inc.+             122,600
   5,000     Sunrise Assisted Living, Inc.+            111,900
  20,140     US Oncology, Inc.+                        148,835
                                                  ------------
                                                     3,973,904
                                                  ------------
   HOTELS, RESTAURANTS & LEISURE -- 3.9%
   6,300     AFC Enterprises, Inc.+                    102,312
   6,500     Argosy Gaming Company+                    135,915
   7,800     Aztar Corporation+                        125,658
   7,200     Bally Total Fitness Holding
               Corporation+                             65,016
   5,990     CEC Entertainment, Inc.+                  221,211
   4,810     IHOP Corporation                          151,852
   7,990     Jack in the Box, Inc.+                    178,177
   6,180     Landry's Seafood Restaurants,
               Inc.                                    145,848

SHARES                                                   VALUE
--------------------------------------------------------------
   HOTELS, RESTAURANTS & LEISURE (CONTINUED)
   4,650     Lone Star Steakhouse & Saloon,
               Inc.+                              $    101,230
   6,600     Marcus Corporation                         98,670
   4,550     O' Charley's Inc.+                         97,961
   5,600     P. F. Chang's China Bistro, Inc.+         275,576
   6,640     Panera Bread Company+                     265,600
   4,000     Papa John's International, Inc.+          112,200
   5,750     Pinnacle Entertainment, Inc.+              39,100
   9,980     Prime Hospitality Corporation+             66,966
   5,000     RARE Hospitality International,
               Inc.+                                   163,400
   9,385     Ryans Family Steak Houses, Inc.+          131,390
   3,700     Shuffle Master, Inc.+                     108,743
   8,585     Sonic Corporation+                        218,317
   6,037     The Steak n Shake Company+                 92,064
   4,630     Triarc Companies, Inc.+                   138,854
   6,700     WMS Industries, Inc.+                     104,453
                                                  ------------
                                                     3,140,513
                                                  ------------
   HOUSEHOLD DURABLES -- 4.5%
   3,370     A.T. Cross Company+                        20,018
   5,200     Applica, Inc.+                             44,200
   2,630     Bassett Furniture Industries,
               Inc.                                     34,926
  12,650     Champion Enterprises, Inc.+                65,527
   2,900     Department 56, Inc.+                       44,457
   3,070     Enesco Group, Inc.+                        22,718
   8,250     Ethan Allen Interiors, Inc.               290,070
   6,640     Fedders Corporation                        20,385
   8,050     Fleetwood Enterprises+                     59,570
   7,140     Harman International Industries,
               Inc.                                    565,060
  11,440     Interface, Inc.                            53,082
  12,500     La-Z-Boy, Inc.                            279,750
   2,960     Libbey, Inc.                               67,192
   6,338     M.D.C. Holdings, Inc.                     305,999
   1,540     National Presto Industries, Inc.           48,664
   1,600     NVR, Inc.+                                657,600
   4,540     Russ Berrie & Company, Inc.               165,755
   5,520     The Ryland Group, Inc.                    383,088
   2,500     Salton, Inc.+                              22,550
   1,870     Skyline Corporation                        56,100
   7,140     Standard Pacific Corporation              236,762
   5,480     Toro Company                              217,830
                                                  ------------
                                                     3,661,303
                                                  ------------
   HOUSEHOLD PRODUCTS -- 0.1%
   3,730     WD-40 Company                             106,492
                                                  ------------
   INDUSTRIAL CONGLOMERATES -- 0.3%
   3,540     Lydall, Inc.+                              37,878
   2,640     Standex International Corporation          55,440
   8,500     Tredegar Industries, Inc.                 127,415
                                                  ------------
                                                       220,733
                                                  ------------
   INSURANCE -- 2.1%
   4,538     Delphi Financial Group, Inc.              212,378
   7,600     Hilb, Rogal and Hamilton Company          258,704
   4,100     LandAmerica Financial Group, Inc.         194,750
   4,900     Philadelphia Consolidated Holding
               Corporation+                            197,960

                       See Notes to Financial Statements.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
   INSURANCE (CONTINUED)
   6,500     Presidential Life Corporation        $     91,715
   5,600     RLI Corporation                           184,240
   2,200     SCPIE Holdings, Inc.                       16,896
   6,020     Selective Insurance Group, Inc.           150,801
   4,000     Stewart Information Services
               Corporation+                            111,400
  10,400     UICI+                                     156,728
   4,200     Zenith National Insurance
               Corporation                             119,700
                                                  ------------
                                                     1,695,272
                                                  ------------
   INTERNET & CATALOG RETAIL -- 0.4%
  10,295     Insight Enterprises, Inc.+                103,568
   4,350     J. Jill Group, Inc.+                       73,254
   4,100     School Specialty, Inc.+                   116,686
                                                  ------------
                                                       293,508
                                                  ------------
   INTERNET SOFTWARE & SERVICES -- 0.2%
   7,650     Netegrity, Inc.+                           44,676
   4,900     Websense, Inc.+                            76,734
   5,020     ZixIt Corporation+                         18,925
                                                  ------------
                                                       140,335
                                                  ------------
   INFORMATION TECHNOLOGY SERVICES -- 1.5%
   9,390     American Management Systems,
               Inc.+                                   134,089
   6,400     CACI International, Inc.+                 219,520
   5,200     Carreker Corporation+                      23,816
  14,250     Ciber, Inc.+                              100,035
  10,400     eFunds Corporation+                       119,912
   8,218     Global Payments, Inc.                     291,739
   4,650     MAXIMUS, Inc.+                            128,480
   5,500     Pegasus Solutions, Inc.+                   89,375
   3,200     StarTek, Inc.+                             84,160
                                                  ------------
                                                     1,191,126
                                                  ------------
   LEISURE EQUIPMENT & PRODUCTS -- 1.3%
   3,990     Action Performance Companies,
               Inc.                                     75,810
   4,940     Arctic Cat, Inc.                           94,650
   6,200     Concord Camera Corporation+                43,958
   3,320     Huffy Corporation+                         23,240
   5,490     JAKKS Pacific, Inc.+                       72,962
   5,970     K2, Inc.+                                  73,133
   4,400     Meade Instruments Corporation+             14,080
  10,330     Midway Games, Inc.+                        37,498
   4,810     Polaris Industries, Inc.                  295,334
   5,225     SCP Pool Corporation+                     179,740
   5,980     Sturm Ruger & Company, Inc.                59,800
   7,300     The Nautilus Group, Inc.                   90,520
                                                  ------------
                                                     1,060,725
                                                  ------------
   MACHINERY -- 4.7%
   7,200     Albany International Corporation          197,280
   4,370     Astec Industries, Inc.+                    38,106
   4,890     Barnes Group, Inc.                        106,406
   4,850     Briggs & Stratton Corporation             244,925
   5,570     Clarcor, Inc.                             214,723
   3,700     CUNO, Inc.+                               133,644

SHARES                                                   VALUE
--------------------------------------------------------------
   MACHINERY (CONTINUED)
   4,610     Dionex Corporation+                  $    183,248
   3,610     Gardner Denver, Inc.+                      73,861
  10,195     Graco, Inc.                               326,240
   7,190     IDEX Corporation+                         260,566
   9,580     JLG Industries, Inc.                       65,144
   6,700     Kaydon Corporation                        139,360
   2,630     Lindsay Manufacturing Company              61,069
   5,900     Manitowoc, Inc.                           131,570
   7,500     Milacron, Inc.                             36,675
   7,640     Mueller Industries, Inc.+                 207,120
   3,800     Oshkosh Truck Corporation                 225,416
   7,070     Reliance Steel & Aluminum Company         146,349
   3,180     Robbins & Myers, Inc.                      58,830
   2,830     SPS Technologies, Inc.+                    76,523
   6,300     Stewart & Stevenson Services,
               Inc.                                     99,225
   3,840     Thomas Industries, Inc.                   103,872
  19,000     Timken Company                            332,690
   5,280     Valmont Industries, Inc.                  102,749
   5,730     Wabash National Corporation                80,392
   6,070     Watts Industries, Inc.                    108,350
   2,760     Wolverine Tube, Inc.+                      15,787
                                                  ------------
                                                     3,770,120
                                                  ------------
   MARINE -- 0.2%
   5,390     Kirby Corporation+                        151,998
                                                  ------------
   MEDIA -- 0.5%
   2,900     4Kids Entertainment, Inc.+                 53,940
   4,460     ADVO, Inc.+                               198,024
   4,800     Information Holdings, Inc.+                87,600
   3,190     Nelson Thomas, Inc.                        39,875
                                                  ------------
                                                       379,439
                                                  ------------
   METALS & MINING -- 1.1%
   3,660     Brush Engineered Materials, Inc.+          30,561
   3,480     Castle A M Company                         22,794
   4,700     Century Aluminum Company                   33,041
   2,300     Cleveland-Cliffs, Inc.                     41,055
   6,300     Commercial Metals Company                 112,077
   3,550     Commonwealth Industries, Inc.              16,756
   3,370     Imco Recycling, Inc.+                      22,377
  16,800     Massey Energy Company                     220,920
   3,590     Quanex Corporation                        106,695
   4,640     RTI International Metals, Inc.+            50,251
   5,500     Ryerson Tull, Inc.                         48,290
  10,600     Steel Dynamics, Inc.+                     145,220
   2,160     Steel Technologies, Inc.                   21,837
                                                  ------------
                                                       871,874
                                                  ------------
   MULTILINE RETAIL -- 0.4%
   5,700     Fred's, Inc.                              211,926
   6,500     Shopko Stores, Inc.+                       84,500
                                                  ------------
                                                       296,426
                                                  ------------
   MULTI-UTILITIES -- 0.2%
  10,700     Avista Corporation                        151,405
   8,440     NorthWestern Corporation                   16,880
                                                  ------------
                                                       168,285
                                                  ------------

                       See Notes to Financial Statements.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
COMMON STOCKS (CONTINUED)
   OFFICE ELECTRONICS -- 0.7%
   4,900     Gerber Scientific, Inc.+             $     32,634
   6,960     Zebra Technologies Corporation+           523,322
                                                  ------------
                                                       555,956
                                                  ------------
   OIL & GAS -- 3.7%
   7,190     Cabot Oil & Gas Corporation,
               Class A                                 198,516
   9,200     Cimarex Energy Company+                   218,500
   6,000     Cubic Corporation                         133,320
   4,300     Evergreen Resources, Inc.+                233,533
   5,800     Frontier Oil Corporation                   88,160
  12,370     Newfield Exploration Company+             464,493
   4,250     Nuevo Energy Company+                      74,163
   7,656     Patina Oil & Gas Corporation              246,140
   5,290     Plains Resources, Inc.                     74,853
   2,800     Prima Energy Corporation+                  58,464
   5,910     Remington Oil & Gas Corporation+          108,626
   7,400     Spinnaker Exploration Company+            193,880
   6,220     St. Mary Land & Exploration
               Company                                 169,806
   5,840     Stone Energy Corporation+                 244,813
   6,100     Swift Energy Company+                      67,100
   8,800     Tom Brown, Inc.+                          244,552
  14,210     Vintage Petroleum, Inc.                   160,289
                                                  ------------
                                                     2,979,208
                                                  ------------
   PAPER & FOREST PRODUCTS -- 0.2%
   8,230     Buckeye Technologies, Inc.+                55,964
   2,700     Deltic Timber Corporation                  76,815
   3,460     Pope & Talbot, Inc.                        38,233
                                                  ------------
                                                       171,012
                                                  ------------
   PERSONAL PRODUCTS -- 0.4%
   3,110     Natures Sunshine Products, Inc.            24,911
  14,800     NBTY, Inc.+                               311,688
                                                  ------------
                                                       336,599
                                                  ------------
   PHARMACEUTICALS -- 1.0%
  11,440     Alpharma, Inc.                            247,104
   3,200     Cima Labs Incorporated+                    86,048
   6,040     Medicis Pharmaceutical
               Corporation, Class A                    342,468
   5,700     MGI Pharma, Inc.+                         146,091
                                                  ------------
                                                       821,711
                                                  ------------
   REAL ESTATE -- 1.7%
   7,000     Capital Automotive REIT                   195,930
   5,700     Colonial Properties Trust                 200,583
   4,650     Essex Property Trust, Inc.                266,212
   5,500     Gables Residential Trust                  166,265
   6,200     Glenborough Realty Trust, Inc.            118,730
   6,100     Kilroy Realty Corporation                 167,750
   8,000     Shurgard Storage Centers, Inc.,
               Class A                                 264,640
                                                  ------------
                                                     1,380,110
                                                  ------------

SHARES                                                   VALUE
--------------------------------------------------------------
   ROAD & RAIL -- 1.7%
   5,500     Arkansas Best Corporation            $    130,845
  11,145     Heartland Express, Inc.                   247,976
  13,700     Kansas City Southern Industries,
               Inc.+                                   164,811
   8,300     Knight Transportation, Inc.+              206,670
   3,520     Landstar Systems, Inc.+                   221,232
   4,400     Roadway Express, Inc.                     125,532
   5,970     USF Corporation                           161,011
   6,600     Yellow Corporation                        152,790
                                                  ------------
                                                     1,410,867
                                                  ------------
   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.6%
   5,500     Actel Corporation+                        112,750
   7,200     Advanced Energy Industries, Inc.+         102,600
   8,000     Alliance Semiconductor
               Corporation+                             38,720
   6,900     ATMI, Inc.+                               172,293
  21,900     Axcelis Technologies, Inc.+               134,028
   8,180     Brooks Automation, Inc.                    92,761
   4,700     Cohu, Inc.                                 73,320
   7,700     Cymer, Inc.+                              243,012
   6,100     DSP Group, Inc.+                          131,333
   4,000     DuPont Photomasks, Inc.+                   75,320
   8,650     ESS Technology, Inc.                       84,338
   8,900     Exar Corporation+                         140,887
   7,300     FEI Company                               136,948
   5,810     Helix Technology Corporation               76,866
  15,500     Kopin Corporation+                         94,860
  11,100     Kulicke & Soffa Industries, Inc.+          70,929
   6,400     Microsemi Corporation+                    102,400
   5,700     Pericom Semiconductor
               Corporation+                             53,010
   7,170     Photronics, Inc.+                         125,117
   6,500     Power Integrations, Inc.+                 158,080
   3,600     Rudolph Technologies, Inc.+                57,456
  30,930     Skyworks Solutions, Inc.+                 209,396
   3,730     Standard Microsystems
               Corporation+                             56,584
   2,800     Supertex, Inc.+                            51,436
   4,709     Three-Five Systems, Inc.+                  32,492
   5,070     Ultratech, Inc.+                           93,744
   7,600     Varian Semiconductor Equipment
               Associates, Inc.+                       226,176
                                                  ------------
                                                     2,946,856
                                                  ------------
   SOFTWARE -- 3.7%
   3,300     ANSYS, Inc.+                              102,630
   4,320     BARRA, Inc.+                              154,224
   6,700     Captaris, Inc.+                            22,914
   2,900     Catapult Communications
               Corporation+                             30,798
   3,890     Concord Communications, Inc.+              53,410
   7,460     FactSet Research Systems, Inc.            328,613
   8,100     FileNet Corporation+                      146,124
   8,140     Hyperion Solutions Corporation+           274,806
   6,300     JDA Software Group, Inc.+                  70,497
   4,445     Kronos, Inc.+                             225,850
   6,500     Manhattan Associates, Inc.+               168,805
   3,400     MapInfo Corporation+                       24,242
   3,850     MICROS Systems, Inc.+                     126,973

                       See Notes to Financial Statements.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

SHARES                                                   VALUE
--------------------------------------------------------------
   SOFTWARE (CONTINUED)
   5,400     MRO Software, Inc.+                  $     46,602
   6,900     NYFIX, Inc.+                               43,815
   5,400     Phoenix Technologies Ltd.+                 30,510
   7,480     Progress Software Corporation+            155,060
   3,560     QRS Corporation+                           18,868
   6,100     Radiant Systems, Inc.+                     41,114
   6,050     Roxio, Inc.+                               40,475
   9,000     Serena Software, Inc.+                    187,920
   3,800     SPSS, Inc.+                                63,612
   7,500     Systems & Computer Technology
               Corporation+                             67,500
   9,275     Take-Two Interactive Software,
               Inc.+                                   262,854
   3,000     TALX Corporation                           67,770
   8,475     THQ, Inc.+                                152,550
   8,220     Verity, Inc.+                             104,065
                                                  ------------
                                                     3,012,601
                                                  ------------
   SPECIALTY RETAIL -- 6.1%
   4,810     Aaron Rents, Inc.                         124,098
   9,890     AnnTaylor Stores Corporation+             286,315
   2,930     Building Materials Holdings
               Corporation                              43,393
   9,900     Burlington Coat Factory Warehouse
               Corporation                             177,210
   5,670     Cato Corporation                          119,524
   5,900     Children's Place Retail Stores,
               Inc.+                                   117,174
   5,500     Christopher & Banks Corporation+          203,445
   4,730     Cost Plus, Inc.+                          168,672
   4,470     Footstar, Inc.+                            58,110
   4,800     Genesco, Inc.+                             84,960
   7,240     Goody's Family Clothing, Inc.+             62,626
   4,960     Group 1 Automotive, Inc.+                 160,754
   6,490     Gymboree Corporation+                     108,902
   4,080     Hancock Fabrics, Inc.                      65,892
   4,900     Haverty Furniture Companies, Inc.          85,750
   7,050     Hot Topic, Inc.+                          189,716
   4,440     Jo-Ann Stores, Inc.+                      112,332
   9,840     Linens 'N Things, Inc.+                   232,322
   7,200     Movie Gallery, Inc.                       132,840
  11,940     O'Reilly Automotive, Inc.+                398,677
  11,160     Pacific Sunwear of California+            268,844
  12,000     Pep Boys -- Manny, Moe & Jack             162,120
   9,660     Regis Corporation                         280,623
   9,300     Stein Mart, Inc.+                          55,707
   4,760     TBC Corporation+                           90,678
   6,470     The Dress Barn+                            81,975
   8,790     The Men's Wearhouse, Inc.+                192,061
   6,582     The Wet Seal, Inc.+                        70,296
   7,600     Too, Inc.+                                153,900
   4,100     Tractor Supply Company                    195,775
   3,200     Ultimate Electronics, Inc.+                41,024
   4,300     Urban Outfitters, Inc.                    154,370
   7,170     Zale Corporation+                         286,800
                                                  ------------
                                                     4,966,885
                                                  ------------

SHARES                                                   VALUE
--------------------------------------------------------------
   TEXTILES & APPAREL -- 2.1%
   2,880     Ashworth, Inc.+                      $     20,419
   3,940     Brown Shoe Company, Inc.                  117,412
  10,335     Fossil, Inc.+                             243,492
   1,430     Haggar Corporation                         17,875
   3,880     K-Swiss, Inc.                             133,938
   5,820     Kellwood Company                          184,087
   7,440     Nautica Enterprises, Inc.+                 95,455
   2,640     Oshkosh B' Gosh, Inc.                      71,280
   1,730     Oxford Industries, Inc.                    71,830
   6,750     Phillips Van Heusen Corporation            92,002
  12,100     Quiksilver, Inc.+                         199,529
   7,200     Russell Corporation                       136,800
   8,770     Stride Rite Corporation                    87,349
   7,100     Wellman, Inc.                              79,520
   8,860     Wolverine World Wide, Inc.+               170,644
                                                  ------------
                                                     1,721,632
                                                  ------------
   THRIFTS & MORTGAGE FINANCE -- 3.2%
   5,420     Anchor Bancorp Wisconsin, Inc.            129,484
   6,500     BankUnited Financial Corporation+         130,975
   9,840     Commercial Federal Corporation            208,608
   5,650     Dime Community Bancshares                 143,792
   3,800     FirstFed Financial Corporation+           134,102
  13,200     Flagstar Bancorp, Inc.                    322,740
  16,820     Fremont General Corporation               230,434
   5,170     MAF Bancorp, Inc.                         191,652
   5,300     New Century Financial Corporation         231,345
   5,600     Seacoast Financial Services
               Corporation                             110,880
  13,300     Staten Island Bancorp, Inc.               259,084
  15,536     Washington Federal, Inc.                  359,348
   7,250     Waypoint Financial Corporation            130,790
                                                  ------------
                                                     2,583,234
                                                  ------------
   TOBACCO -- 0.2%
   9,990     Dimon, Inc.                                71,528
   3,340     Schweitzer-Mauduit International,
               Inc.                                     80,628
                                                  ------------
                                                       152,156
                                                  ------------
   TRADING COMPANIES & DISTRIBUTORS -- 0.3%
   4,260     Applied Industrial Technologies,
               Inc.                                     89,886
   2,130     Lawson Products, Inc.                      58,658
   5,760     Watsco, Inc.                               95,386
                                                  ------------
                                                       243,930
                                                  ------------
   WATER UTILITIES -- 0.1%
   3,405     American States Water Company              92,957
                                                  ------------
   WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
   4,000     Boston Communications Group,
               Inc.+                                    68,520
   5,550     Metro One Telecommunications,
               Inc.+                                    28,638
                                                  ------------
                                                        97,158
                                                  ------------
TOTAL COMMON STOCKS
   (Cost $74,246,913)                               80,205,705
                                                  ------------

                       See Notes to Financial Statements.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                  VALUE
--------------------------------------------------------------
U.S. TREASURY BILL -- 0.2%
   (Cost $199,671)
$200,000     1.150%++, due 8/21/2003*             $    199,671
                                                  ------------
REPURCHASE AGREEMENT -- 0.7%
   (Cost $549,000)
 549,000     Agreement with State Street Bank
               and Trust Company,
               0.980% dated 06/30/2003, to be
               repurchased at $549,015 on
               07/01/2003, collateralized by
               $425,000 FNMA,
               7.125% maturing 01/15/2030
               (value $564,281)                        549,000
                                                  ------------

                                                         VALUE
--------------------------------------------------------------
OTHER INVESTMENTS**
   (Cost $14,943,189)                   18.5%     $ 14,943,189
                                       -----      ------------
TOTAL INVESTMENTS
   (Cost $89,938,773)                  118.6%       95,897,565
OTHER ASSETS AND LIABILITIES (NET)     (18.6)      (15,025,029)
                                       -----      ------------
NET ASSETS                             100.0%     $ 80,872,536
                                       =====      ============

------------

 * Securities pledged as collateral for futures contracts.

** As of June 30, 2003 the market value of the securities on loan is $14,535,377. Cash collateral received for securities loaned is $14,943,189 invested in 14,943,189 shares of the State Street Navigator Securities Lending Trust-Prime Portfolio.

 + Non-income producing security.

++ Rate represents annualized yield at date of purchase.

ABBREVIATIONS:
FNMA  -- Federal National Mortgage Association

REIT  -- Real Estate Investment Trust

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      Portfolio of Investments, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                                  VALUE
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 57.3%
   FEDERAL FARM CREDIT BANK (FFCB) -- 0.8%
$  201,000      3.125% due 10/01/2003                                             $   201,719
                                                                                  -----------
   FEDERAL HOME LOAN BANK (FHLB) -- 14.1%
   500,000      1.900% due 07/02/2003*                                                499,987
   180,000      4.500% due 07/07/2003                                                 180,090
   282,000      1.197% due 07/17/2003*                                                281,852
   350,000      1.365% due 09/08/2003*                                                349,088
 1,065,000      5.125% due 09/15/2003                                               1,073,124
   400,000      3.125% due 11/14/2003                                                 402,293
   239,000      1.196% due 11/17/2003*                                                237,902
   500,000      1.120% due 07/12/2004                                                 500,000
                                                                                  -----------
                                                                                    3,524,336
                                                                                  -----------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 12.0%
 1,000,000      1.089% due 07/10/2003*                                                999,755
   500,000      1.179% due 07/23/2003*                                                499,645
   715,000      1.214% due 07/25/2003*                                                714,428
   590,000      1.247% due 08/22/2003*                                                588,943
   200,000      1.196% due 11/26/2003*                                                199,022
                                                                                  -----------
                                                                                    3,001,793
                                                                                  -----------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 30.4%
 1,400,000      1.620% due 07/02/2003*                                              1,399,959
 1,707,000      1.440% due 07/03/2003*                                              1,706,909
 2,670,000      1.120% due 07/07/2003*                                              2,669,573
   322,000      1.237% due 08/13/2003*                                                321,527
   215,000      1.190% due 08/29/2003*                                                214,584
   313,000      4.750% due 11/14/2003                                                 316,987
   450,000      5.125% due 02/13/2004                                                 460,560
   500,000      5.625% due 05/14/2004                                                 519,048
                                                                                  -----------
                                                                                    7,609,147
                                                                                  -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $14,336,995)                                                              14,336,995
                                                                                  -----------
REPURCHASE AGREEMENTS -- 52.7%
 6,596,064      Agreement with Lehman Brothers,
                  1.000% dated 06/30/2003, to be repurchased at $6,596,064
                  on 07/01/2003, collateralized by $25,975,000 U.S. Treasury
                  Strip, 6.250% maturing 05/15/2030
                  (value $6,728,304)                                                6,596,064
 6,000,000      Agreement with Salomon Brothers,
                  1.200% dated 06/30/2003, to be repurchased $6,000,200 on
                  07/01/2003, collateralized by $2,561,833 FHLMC,
                  5.000%-8.500% having maturities from 04/01/2032 through
                  06/01/2033 (value $2,638,482) and $3,502,063 FNMA,
                  7.000%-8.500% having maturities ranging from 06/01/2031
                  through 12/01/2032
                  (value $3,586,525)                                                6,000,000
   600,000      Agreement with State Street Bank & Trust Company,
                  0.980% dated 6/30/2003, to be repurchased at $600,016 on
                  07/01/2003, collateralized by $600,000 U.S. Treasury Note,
                  5.750% maturing 08/15/2003
                  (value $616,500)                                                    600,000
                                                                                  -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,196,064)                                                              13,196,064
                                                                                  -----------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                                               VALUE
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost $27,533,059)                                                                   110.0%           $27,533,059
OTHER ASSETS AND LIABILITIES (NET)                                                      (10.0)            (2,498,709)
                                                                                        -----            -----------
NET ASSETS                                                                              100.0%           $25,034,350
                                                                                        =====            ===========

------------

* Rate represents discount rate at date of purchase.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL MONEY MARKET FUND
      Portfolio of Investments, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                                    RATING (UNAUDITED)
PRINCIPAL                                                                         -----------------------
AMOUNT                                                                               S&P          MOODY'S               VALUE
-----------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 20.2%
$ 25,000,000      Abbey National Treasury Services Plc
                    1.400% due 04/15/2004                                         A-1+/AA-        P-1/Aa3      $   25,000,000
  15,000,000      ABN AMRO Bank NV, Chicago
                    2.320% due 07/22/2003                                          A-1/A+         P-1/Aa3          14,999,744
  20,000,000      Bank Nationale de Paris
                    1.330% due 01/27/2004                                         A-1+/AA-        P-1/Aa2          19,999,425
  10,000,000      Bayerische Landesbank
                    1.890% due 10/24/2003                                         A-1+/AAA        P-1/Aaa           9,999,687
  20,000,000      Credit Agricole SA
                    1.940% due 08/01/2003                                         A-1+/AA-        P-1/Aa2          20,000,000
  25,000,000      Deutsche Bank AG
                    1.150% due 05/10/2004                                          A-1+/AA        P-1/Aa3          25,000,000
  25,000,000      Rabobank Nederland
                    1.230% due 03/19/2004                                         A-1+/AAA        P-1/Aaa          24,997,306
  25,000,000      Royal Bank of Scotland Plc
                    1.120% due 06/02/2004                                          A-1+/AA        P-1/Aa3          24,997,686
  30,000,000      Societe Generale
                    1.700% due 09/29/2003                                         A-1+/AA-        P-1/Aa3          29,999,263
  30,000,000      UBS AG
                    1.760% due 08/22/2003                                         A-1+/AA+        P-1/Aa2          29,999,574
  10,000,000      Westdeutsche Landesbank Girozentrale
                    1.490% due 11/12/2003                                         A-1+/AA+        P-1/Aa1           9,999,633
                                                                                                               --------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $234,992,318)                                                                                            234,992,318
                                                                                                               --------------
COMMERCIAL PAPER -- 40.0%
  25,000,000      Asset Securitization Cooperative Corporation
                    1.240% due 07/18/2003                                          A-1/NR         P-1/NR           24,985,361
  25,000,000      Corporate Receivables Corporation
                    1.010% due 07/25/2003                                          A-1+/NR        P-1/NR           24,983,167
  25,000,000      Falcon Asset Securitization Corporation
                    1.150% due 07/18/2003                                          A-1/NR         P-1/NR           24,986,424
  25,000,000      Fleet Funding Corporation
                    1.100% due 09/08/2003                                          A-1+/NR        P-1/NR           24,947,292
  30,000,000      General Electric Capital Services, Inc.
                    1.220% due 07/09/2003                                         A-1+/AAA        P-1/Aaa          29,991,867
  25,000,000      Golden Funding Corporation
                    1.070% due 09/09/2003+                                         A-1/NR         P-1/Aa2          24,947,986
  30,000,000      Koch Industries, Inc.
                    1.290% due 07/01/2003+                                        A-1+/AA-        P-1/A2           30,000,000
  25,000,000      Marsh & McLennan Companies, Inc.
                    1.200% due 07/10/2003                                         A-1+/A-1+       P-1/P-1          24,992,500
  25,000,000      Moat Funding LLC
                    1.230% due 08/15/2003                                          A-1+/NR        P-1/NR           24,961,562
  30,000,000      New Center Asset Trust
                    1.350% due 07/01/2003+                                         A-1+/NR        P-1/NR           30,000,000
  25,000,000      Park Avenue Receivables Corporation
                    1.190% due 07/11/2003                                          A-1/NR         P-1/NR           24,991,736
  30,000,000      Pfizer, Inc.
                    1.180% due 07/01/2003                                         A-1+/AAA        P-1/Aaa          30,000,000
  25,000,000      Preferred Receivables Funding Corporation
                    1.230% due 07/09/2003                                          A-1/NR         P-1/NR           24,993,167
  25,000,000      Sheffield Receivables Corporation
                    0.980% due 09/17/2003                                          A-1+/NR        P-1/NR           24,946,917
  20,000,000      Sigma Finance, Inc.
                    1.269% due 09/05/2003                                         A-1+/AAA        P1/Aaa           20,000,000

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL MONEY MARKET FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                                    RATING (UNAUDITED)
PRINCIPAL                                                                         -----------------------
AMOUNT                                                                               S&P          MOODY'S               VALUE
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
$ 25,000,000      Sony Global Treasury Services
                    1.170% due 08/21/2003                                          A-1/A+         P-1/A1       $   24,958,562
  25,000,000      Transamerica Finance Corporation
                    1.100% due 09/25/2003                                         A-1+/BBB+       P-1/A3           24,934,305
  25,000,000      UBS Finance, Inc.
                    1.310% due 07/01/2003                                         A-1+/AA+        P-1/Aa2          25,000,000
                                                                                                               --------------
TOTAL COMMERCIAL PAPER
   (Cost $464,620,846)                                                                                            464,620,846
                                                                                                               --------------
CORPORATE BONDS AND NOTES -- 13.7%
  30,000,000      Beta Finance, Inc., 144A
                    1.078% due 09/18/2003*,++                                     A-1+/AAA        P-1/Aaa          30,000,000
  25,000,000      Caterpillar Financial Services Corporation
                    1.430% due 08/05/2003                                          A-1/A+         P-1/A2           25,004,873
  30,000,000      International Lease Finance Corporation
                    1.540% due 04/08/2004                                         A-1+/AA-        P-1/A1           30,000,000
  20,000,000      K2 USA LLC
                    1.140% due 05/17/2004                                         A-1+/AAA        P-1/Aaa          20,000,000
  10,000,000      Sigma Finance, Inc.
                    1.221% due 05/10/2004++                                       A-1+/AAA        P-1/Aaa           9,998,706
  19,000,000      Suntrust Bank
                    1.370% due 09/05/2003                                          A-1/A+         P-1/Aa3          19,004,990
  25,000,000      Wells Fargo Bank, NA
                    1.290% due 04/02/2004                                          A-1/A+         P-1/Aa2          25,000,000
                                                                                                               --------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost $159,008,569)                                                                                            159,008,569
                                                                                                               --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.2%
   (Cost $24,930,486)
  25,000,000      Federal National Mortgage Association
                    1.100% due 09/30/2003+                                                                         24,930,486
                                                                                                               --------------

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL MONEY MARKET FUND
      Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 25.0%
$230,016,164      Lehman Brothers,
                    1.050% dated 06/30/2003, to be repurchased at $230,022,873 on 07/01/2003, collateralized by $471,387,588 U.S.
                    Treasury Strips,
                    3.409%-4.943%+ having maturities from 05/15/2011 through
                    05/15/2022
                    (value $234,619,190)                                                                       $  230,016,164
  60,000,000      Salomon Brothers,
                    1.20% dated 06/30/2003, to be repurchased at $60,002,000
                    on 07/01/2003, collateralized by $1,604,202 FHLMC,
                    6.000%, maturing 03/01/2029
                    (value $1,636,286)
                    and $58,535,019 FNMA,
                    4.231%-8.650% having maturities ranging from 04/01/2016
                    through 06/01/2033
                    (value $59,705,720)                                                                            60,000,000
                                                                                                               --------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $290,016,164)                                                                                            290,016,164
                                                                                                               --------------

TOTAL INVESTMENTS
   (Cost $1,173,568,383)                                                                         101.1%         1,173,568,383
OTHER ASSETS AND LIABILITIES (NET)                                                                (1.1)           (12,975,641)
                                                                                                 -----         --------------
NET ASSETS                                                                                       100.0%        $1,160,592,742
                                                                                                 =====         ==============

------------

 * Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 + Rate represents annualized yield at date of purchase.

++ Variable rate security. The interest rate shown reflects rate currently in effect.

ABBREVIATIONS:

FHLMC -- Federal Home Loan Mortgage Corp.
FNMA  -- Federal National Mortgage Association

                       See Notes to Financial Statements.

MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Statements of Assets and Liabilities, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                 MUNDER         MUNDER          MUNDER           MUNDER
                                                                 S&P(R)         S&P(R)   INSTITUTIONAL    INSTITUTIONAL
                                                                 MIDCAP       SMALLCAP      GOVERNMENT            MONEY
                                                           INDEX EQUITY   INDEX EQUITY    MONEY MARKET           MARKET
                                                                   FUND           FUND            FUND             FUND
                                                           ------------------------------------------------------------
ASSETS:
Investments, at value
  See accompanying schedules:
    Securities(a)........................................  $77,642,906    $95,348,565     $14,336,995    $  883,552,219
    Repurchase agreements................................    1,501,000        549,000      13,196,064       290,016,164
                                                           -----------    -----------     -----------    --------------
Total Investments........................................   79,143,906     95,897,565      27,533,059     1,173,568,383
Cash.....................................................          598            488              --                --
Interest receivable......................................           41             15          38,080         2,359,862
Dividends receivable.....................................       38,195         48,806              --                --
Receivable from Investment Advisor.......................           --             --          21,105           150,444
Receivable for investment securities sold................      235,519         48,711              --                --
Variation margin receivable..............................           --          2,475              --                --
Receivable for Fund shares sold..........................      401,800      3,490,836              --         2,307,206
Prepaid expenses and other assets........................        3,793          4,334           2,350            74,244
                                                           -----------    -----------     -----------    --------------
      Total Assets.......................................   79,823,852     99,493,230      27,594,594     1,178,460,139
                                                           -----------    -----------     -----------    --------------
LIABILITIES:
Payable for Fund shares redeemed.........................      922,572        498,524       2,495,403        16,503,292
Payable for investment securities purchased..............      185,290      3,087,600              --                --
Payable upon return of securities loaned.................    9,171,576     14,943,189              --                --
Dividends payable........................................           --             --          26,116           996,166
Variation margin payable.................................        3,951             --              --                --
Investment advisory fees payable.........................        6,532          9,466           2,852           121,310
Administration fees payable..............................        2,745          4,481           1,241            50,700
Shareholder servicing fees payable.......................       11,249         21,875              --                --
Transfer agency/record keeping fees payable..............        4,946          5,559           2,028           101,286
Custody fees payable.....................................        9,193         11,050           2,436            12,548
Trustees' fees and expenses payable......................       10,510         12,240          10,227            24,069
Accrued expenses and other payables......................       23,532         26,710          19,941            58,026
                                                           -----------    -----------     -----------    --------------
      Total Liabilities..................................   10,352,096     18,620,694       2,560,244        17,867,397
                                                           -----------    -----------     -----------    --------------
NET ASSETS...............................................  $69,471,756    $80,872,536     $25,034,350    $1,160,592,742
                                                           ===========    ===========     ===========    ==============
Investments, at cost.....................................  $79,046,097    $89,938,773     $27,533,059    $1,173,568,383
                                                           ===========    ===========     ===========    ==============
NET ASSETS CONSIST OF:
Undistributed/(Accumulated) net investment
  income/(loss)..........................................  $     6,463    $      (286)    $        --    $           --
Accumulated net realized gain/(loss) on investments
  sold...................................................   (2,181,782)    (7,260,670)             --             5,120
Net unrealized appreciation of investments...............       84,494      5,949,997              --                --
Paid-in capital..........................................   71,562,581     82,183,495      25,034,350     1,160,587,622
                                                           -----------    -----------     -----------    --------------
                                                           $69,471,756    $80,872,536     $25,034,350    $1,160,592,742
                                                           ===========    ===========     ===========    ==============
NET ASSETS:
Class K Shares...........................................  $56,519,870    $72,783,800     $        --    $           --
                                                           ===========    ===========     ===========    ==============
Class Y Shares...........................................  $12,951,886    $ 8,088,736     $25,034,350    $1,160,592,742
                                                           ===========    ===========     ===========    ==============
SHARES OUTSTANDING:
Class K Shares...........................................    7,298,576      6,901,690              --                --
                                                           ===========    ===========     ===========    ==============
Class Y Shares...........................................    1,455,935        768,358      25,034,350     1,160,587,623
                                                           ===========    ===========     ===========    ==============
CLASS K SHARES:
Net asset value, offering price and redemption price per
  share..................................................        $7.74         $10.55             N/A               N/A
                                                           ===========    ===========     ===========    ==============
CLASS Y SHARES:
Net asset value, offering price and redemption price per
  share..................................................        $8.90         $10.53           $1.00             $1.00
                                                           ===========    ===========     ===========    ==============

------------

(a) Including $8,895,549 and $14,535,377 of securities loaned for the Munder S&P(R) MidCap Index Equity Fund and the Munder S&P(R) SmallCap Index Equity Fund, respectively.

                       See Notes to Financial Statements.

MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Statements of Operations, Period Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                                    MUNDER         MUNDER          MUNDER          MUNDER
                                                                    S&P(R)         S&P(R)   INSTITUTIONAL   INSTITUTIONAL
                                                                    MIDCAP       SMALLCAP      GOVERNMENT           MONEY
                                                              INDEX EQUITY   INDEX EQUITY    MONEY MARKET          MARKET
                                                                      FUND           FUND            FUND            FUND
                                                              -----------------------------------------------------------
INVESTMENT INCOME:
Interest....................................................  $    17,619    $     5,065     $   178,694     $ 8,168,707
Dividends(a)................................................      341,231        316,242              --              --
Securities lending..........................................        4,279         13,547              --              --
                                                              -----------    -----------     -----------     -----------
  Total Investment Income...................................      363,129        334,854         178,694       8,168,707
                                                              -----------    -----------     -----------     -----------
EXPENSES:
Shareholder servicing fees:
  Class K Shares............................................       59,647         75,450              --              --
Investment advisory fees....................................       44,122         50,040          27,805       1,203,390
Administration fees.........................................       15,382         17,438           7,251         313,411
Transfer agency/record keeping fees.........................       12,417         13,449           7,062         263,734
Custody fees................................................       41,201         63,617          11,513          86,710
Legal and audit fees........................................       24,594         24,540          23,986          45,931
Trustees' fees and expenses.................................       10,269         10,770          10,098          14,348
Printing, mailing and solicitation fees.....................          556          8,464           6,640           1,499
Registration and filing fees................................        1,124            277             979          22,430
Amortization of organization costs..........................          174             --              --              --
Other.......................................................        3,303          4,031             843          23,946
                                                              -----------    -----------     -----------     -----------
      Total Expenses........................................      212,789        268,076          96,177       1,975,399
Fees waived and/or expenses reimbursed by investment
  advisor...................................................       (1,894)            --         (79,496)     (1,253,318)
                                                              -----------    -----------     -----------     -----------
Net Expenses................................................      210,895        268,076          16,681         722,081
                                                              -----------    -----------     -----------     -----------
NET INVESTMENT INCOME.......................................      152,234         66,778         162,013       7,446,626
                                                              -----------    -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
  Security transactions.....................................      (97,182)       492,631              --              --
  Futures contracts.........................................      284,794        114,626              --              --
Net change in unrealized appreciation/(depreciation) of:
  Securities................................................    6,968,827      7,735,513              --              --
  Futures contracts.........................................        8,057         (4,482)             --              --
                                                              -----------    -----------     -----------     -----------
Net realized and unrealized gain/(loss) on investments......    7,164,496      8,338,288              --              --
                                                              -----------    -----------     -----------     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 7,316,730    $ 8,405,066     $   162,013     $ 7,446,626
                                                              ===========    ===========     ===========     ===========

------------

(a) Net of dividend withholding taxes of $182 on the Munder S&P(R) SmallCap Index Equity Fund.

                       See Notes to Financial Statements.

MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           MUNDER S&P(R) MIDCAP                     MUNDER S&P(R) SMALLCAP
                                                            INDEX EQUITY FUND                         INDEX EQUITY FUND
                                                   ------------------------------------      ------------------------------------
                                                    PERIOD ENDED                              PERIOD ENDED
                                                   JUNE 30, 2003             YEAR ENDED      JUNE 30, 2003             YEAR ENDED
                                                     (UNAUDITED)      DECEMBER 31, 2002        (UNAUDITED)      DECEMBER 31, 2002
                                                   ------------------------------------------------------------------------------
Net investment income............................   $   152,234          $   298,260          $    66,778         $    287,905
Net realized gain/(loss) on investments sold.....       187,612           (1,813,716)             607,257           (2,771,517)
Net change in unrealized
  appreciation/(depreciation) of investments.....     6,976,884           (7,199,386)           7,731,031          (10,005,488)
                                                    -----------          -----------          -----------         ------------
Net increase/(decrease) in net assets resulting
  from operations................................     7,316,730           (8,714,842)           8,405,066          (12,489,100)
Dividends to shareholders from net investment
  income:
  Class K Shares.................................      (167,840)            (219,077)             (99,205)            (297,006)
  Class Y Shares.................................       (52,260)             (40,671)             (22,303)             (48,625)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class K Shares.................................     5,825,274           31,684,385            4,530,823           (8,957,707)
  Class Y Shares.................................       895,386            2,340,578              915,732             (608,356)
                                                    -----------          -----------          -----------         ------------
Net increase/(decrease) in net assets............    13,817,290           25,050,373           13,730,113          (22,400,794)
NET ASSETS:
Beginning of period..............................    55,654,466           30,604,093           67,142,423           89,543,217
                                                    -----------          -----------          -----------         ------------
End of period....................................   $69,471,756          $55,654,466          $80,872,536         $ 67,142,423
                                                    ===========          ===========          ===========         ============
Undistributed/(Accumulated) net investment
  income/(loss)..................................   $     6,463          $    74,329          $      (286)        $     54,444
                                                    ===========          ===========          ===========         ============

                       See Notes to Financial Statements.

MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    MUNDER INSTITUTIONAL GOVERNMENT                 MUNDER INSTITUTIONAL
                                                           MONEY MARKET FUND                          MONEY MARKET FUND
                                                  ------------------------------------      -------------------------------------
                                                   PERIOD ENDED                               PERIOD ENDED
                                                  JUNE 30, 2003             YEAR ENDED       JUNE 30, 2003             YEAR ENDED
                                                    (UNAUDITED)      DECEMBER 31, 2002         (UNAUDITED)      DECEMBER 31, 2002
                                                  -------------------------------------------------------------------------------
Net investment income...........................   $   162,013          $   406,696         $    7,446,626       $   15,488,029
                                                   -----------          -----------         --------------       --------------
Net increase in net assets resulting from
  operations....................................       162,013              406,696              7,446,626           15,488,029
Dividends to shareholders from net investment
  income:
  Class Y Shares................................      (162,013)            (406,696)            (7,446,626)         (15,488,029)
Net increase/(decrease) in net assets from Fund
  share transactions:
  Class Y Shares................................    (4,856,072)          16,672,146            (62,787,310)         669,606,696
                                                   -----------          -----------         --------------       --------------
Net increase/(decrease) in net assets...........    (4,856,072)          16,672,146            (62,787,310)         669,606,696
NET ASSETS:
Beginning of period.............................    29,890,422           13,218,276          1,223,380,052          553,773,356
                                                   -----------          -----------         --------------       --------------
End of period...................................   $25,034,350          $29,890,422         $1,160,592,742       $1,223,380,052
                                                   ===========          ===========         ==============       ==============

                       See Notes to Financial Statements.

MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

                                                             MUNDER S&P(R) MIDCAP                 MUNDER S&P(R) SMALLCAP
                                                              INDEX EQUITY FUND                     INDEX EQUITY FUND
                                                      ----------------------------------    ----------------------------------
                                                       PERIOD ENDED                          PERIOD ENDED
                                                      JUNE 30, 2003           YEAR ENDED    JUNE 30, 2003           YEAR ENDED
                                                        (UNAUDITED)    DECEMBER 31, 2002      (UNAUDITED)    DECEMBER 31, 2002
                                                      ------------------------------------------------------------------------
AMOUNT
CLASS K SHARES:
Sold................................................   $13,436,290       $ 41,720,597        $10,930,875       $ 11,256,860
Issued as reinvestment of dividends.................            --                 --                113                334
Redeemed............................................    (7,611,016)       (10,036,212)        (6,400,165)       (20,214,901)
                                                       -----------       ------------        -----------       ------------
Net increase/(decrease).............................   $ 5,825,274       $ 31,684,385        $ 4,530,823       $ (8,957,707)
                                                       ===========       ============        ===========       ============
CLASS Y SHARES:
Sold................................................   $ 1,530,234       $  9,950,522        $ 1,533,045       $  1,147,223
Issued as reinvestment of dividends.................            36                 64                 --                 --
Redeemed............................................      (634,884)        (7,610,008)          (617,313)        (1,755,579)
                                                       -----------       ------------        -----------       ------------
Net increase/(decrease).............................   $   895,386       $  2,340,578        $   915,732       $   (608,356)
                                                       ===========       ============        ===========       ============
SHARES
CLASS K SHARES:
Sold................................................     1,898,326          5,254,105          1,104,561          1,078,736
Issued as reinvestment of dividends.................            --                 --                 12                 31
Redeemed............................................    (1,076,181)        (1,356,506)          (672,435)        (1,945,782)
                                                       -----------       ------------        -----------       ------------
Net increase/(decrease).............................       822,145          3,897,599            432,138           (867,015)
                                                       ===========       ============        ===========       ============
CLASS Y SHARES:
Sold................................................       189,305          1,124,532            151,462            113,178
Issued as reinvestment of dividends.................             4                  7                 --                 --
Redeemed............................................       (79,450)          (778,038)           (64,479)          (165,891)
                                                       -----------       ------------        -----------       ------------
Net increase/(decrease).............................       109,859            346,501             86,983            (52,713)
                                                       ===========       ============        ===========       ============

                       See Notes to Financial Statements.

MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Statements of Changes in Net Assets -- Capital Stock Activity
--------------------------------------------------------------------------------

Since the Funds have sold, issued as reinvestment of dividends, and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                  MUNDER INSTITUTIONAL GOVERNMENT             MUNDER INSTITUTIONAL
                                                         MONEY MARKET FUND                     MONEY MARKET FUND
                                                 ----------------------------------   ------------------------------------
                                                  PERIOD ENDED                           PERIOD ENDED
                                                 JUNE 30, 2003           YEAR ENDED     JUNE 30, 2003           YEAR ENDED
                                                   (UNAUDITED)    DECEMBER 31, 2002       (UNAUDITED)    DECEMBER 31, 2002
                                                 -------------------------------------------------------------------------
CLASS Y SHARES:
Sold...........................................  $ 42,883,998       $ 135,350,030     $ 1,437,712,409     $ 2,842,569,801
Issued as reinvestment of dividends............            --                  --             793,458             672,025
Redeemed.......................................   (47,740,070)       (118,677,884)     (1,501,293,177)     (2,173,635,130)
                                                 ------------       -------------     ---------------     ---------------
Net increase/(decrease)........................  $ (4,856,072)      $  16,672,146     $   (62,787,310)    $   669,606,696
                                                 ============       =============     ===============     ===============

                       See Notes to Financial Statements.

MUNDER S&P(R) MIDCAP INDEX EQUITY FUND(a)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                        K SHARES
                                                       --------------------------------------------------------------------------
                                                       PERIOD ENDED             YEAR          YEAR          YEAR           PERIOD
                                                            6/30/03            ENDED         ENDED         ENDED            ENDED
                                                        (UNAUDITED)         12/31/02      12/31/01      12/31/00      12/31/99(C)
                                                       --------------------------------------------------------------------------
Net asset value, beginning of period.................    $  6.94            $  8.21       $  8.50        $ 9.00         $10.00
                                                         -------            -------       -------        ------         ------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income................................       0.02               0.05          0.08          0.11           0.02
Net realized and unrealized gain/(loss) on
  investments........................................       0.80              (1.27)        (0.24)         1.36           0.82
                                                         -------            -------       -------        ------         ------
Total from investment operations.....................       0.82              (1.22)        (0.16)         1.47           0.84
                                                         -------            -------       -------        ------         ------
LESS DISTRIBUTIONS:
Dividends from net investment income.................      (0.02)             (0.05)        (0.07)        (0.12)         (0.06)
Distributions in excess of net investment income.....         --                 --            --            --          (0.02)
Distributions from net realized capital gains........         --                 --         (0.06)        (1.85)         (1.76)
                                                         -------            -------       -------        ------         ------
Total distributions..................................      (0.02)             (0.05)        (0.13)        (1.97)         (1.84)
                                                         -------            -------       -------        ------         ------
Net asset value, end of period.......................    $  7.74            $  6.94       $  8.21        $ 8.50         $ 9.00
                                                         =======            =======       =======        ======         ======
TOTAL RETURN(b)......................................      11.90%            (14.96)%       (1.57)%       17.35%          9.77%
                                                         =======            =======       =======        ======         ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).................    $56,520            $44,928       $21,180        $3,015         $1,232
Ratio of operating expenses to average net assets....       0.76%(d)           0.59%         0.43%         0.43%          0.43%(d)
Ratio of net investment income to average net
  assets.............................................       0.47%(d)           0.60%         1.00%         1.11%          1.21%(d)
Portfolio turnover rate..............................          4%                28%           22%           86%            36%
Ratio of operating expenses to average net assets
  without expense waivers and reimbursements.........       0.77%(d)           0.77%         0.99%         1.08%          1.29%(d)

------------

(a) The Munder S&P(R) MidCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and February 13, 1998, respectively.

(b) Total return represents aggregate total return for the period indicated.

(c) Per share numbers have been calculated using the average shares method.

(d) Annualized.

                       See Notes to Financial Statements.

MUNDER S&P(R) MIDCAP INDEX EQUITY FUND(a)
      Financial Highlights, For a Share Outstanding Throughout Each Period (continued)
--------------------------------------------------------------------------------

                                          Y SHARES
--------------------------------------------------------------------------------------------
    PERIOD ENDED             YEAR          YEAR          YEAR             YEAR        PERIOD
         6/30/03            ENDED         ENDED         ENDED            ENDED         ENDED
     (UNAUDITED)         12/31/02      12/31/01      12/31/00      12/31/99(C)      12/31/98
--------------------------------------------------------------------------------------------
      $  7.97            $  9.43        $ 9.74        $10.29         $11.08         $ 10.00
      -------            -------        ------        ------         ------         -------
         0.03               0.08          0.11          0.15           0.16            0.11
         0.94              (1.47)        (0.26)         1.56           1.48            1.34
      -------            -------        ------        ------         ------         -------
         0.97              (1.39)        (0.15)         1.71           1.64            1.45
      -------            -------        ------        ------         ------         -------
        (0.04)             (0.07)        (0.09)        (0.14)         (0.17)          (0.11)
           --                 --            --            --          (0.05)             --
           --                 --         (0.07)        (2.12)         (2.21)          (0.26)
      -------            -------        ------        ------         ------         -------
        (0.04)             (0.07)        (0.16)        (2.26)         (2.43)          (0.37)
      -------            -------        ------        ------         ------         -------
      $  8.90            $  7.97        $ 9.43        $ 9.74         $10.29         $ 11.08
      =======            =======        ======        ======         ======         =======
        12.18%            (14.86)%       (1.29)%       17.74%         14.69%          15.04%
      =======            =======        ======        ======         ======         =======
      $12,952            $10,727        $9,424        $8,141         $9,264         $10,853
         0.51%(d)           0.34%         0.18%         0.18%          0.18%           0.18%(d)
         0.72%(d)           0.85%         1.25%         1.36%          1.46%           1.20%(d)
            4%                28%           22%           86%            36%             37%
         0.52%(d)           0.52%         0.81%         0.83%          1.04%           0.88%(d)

                       See Notes to Financial Statements.

MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                         K SHARES
                                                          -----------------------------------------------------------------------
                                                          PERIOD ENDED          YEAR          YEAR          YEAR           PERIOD
                                                               6/30/03         ENDED         ENDED         ENDED            ENDED
                                                           (UNAUDITED)      12/31/02      12/31/01      12/31/00      12/31/99(D)
                                                          -----------------------------------------------------------------------
Net asset value, beginning of period....................    $  9.39         $ 11.10       $ 10.96       $ 10.90         $ 10.00
                                                            -------         -------       -------       -------         -------
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income...................................       0.01            0.04          0.05          0.04            0.02
Net realized and unrealized gain/(loss) on
  investments...........................................       1.17           (1.71)         0.53          1.05            1.00
                                                            -------         -------       -------       -------         -------
Total from investment operations........................       1.18           (1.67)         0.58          1.09            1.02
                                                            -------         -------       -------       -------         -------
LESS DISTRIBUTIONS:
Dividends from net investment income....................      (0.02)          (0.04)        (0.04)        (0.04)          (0.01)
Distributions from net realized gains...................         --              --         (0.40)        (0.99)             --
Distributions from capital..............................         --              --            --            --           (0.11)
                                                            -------         -------       -------       -------         -------
Total distributions.....................................      (0.02)          (0.04)        (0.44)        (1.03)          (0.12)
                                                            -------         -------       -------       -------         -------
Net asset value, end of period..........................    $ 10.55         $  9.39       $ 11.10       $ 10.96         $ 10.90
                                                            =======         =======       =======       =======         =======
TOTAL RETURN(B).........................................      12.54%         (15.07)%        6.26%        10.55%          10.31%
                                                            =======         =======       =======       =======         =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....................    $72,784         $60,751       $81,407       $68,263         $30,820
Ratio of operating expenses to average net assets.......       0.83%(c)        0.52%         0.43%         0.43%           0.43%(c)
Ratio of net investment income to average net assets....       0.18%(c)        0.34%         0.49%         0.37%           0.89%(c)
Portfolio turnover rate.................................          7%             12%           23%          101%              3%
Ratio of operating expenses to average net assets
  without expense waivers and reimbursements............       0.83%(c)        0.68%         0.69%         0.82%           0.76%(c)

------------

(a) The Munder S&P(R) SmallCap Index Equity Fund Class K Shares and Class Y Shares commenced operations on November 4, 1999 and August 7, 1997, respectively.

(b)  Total return represents aggregate total return for the period indicated.

(c)  Annualized.

(d)  Per share numbers have been calculated using the average shares method.

(e) The Fund ceased investment operations on May 18, 1998 and resumed operations on October 27, 1999.

(f)  Reflects the net asset value on May 18, 1998.

(g)  Annualized based on the activity of the Fund through May 18, 1998.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                           Y SHARES
-----------------------------------------------------------------------------------------------
    PERIOD ENDED          YEAR          YEAR          YEAR              PERIOD           PERIOD
         6/30/03         ENDED         ENDED         ENDED               ENDED            ENDED
     (UNAUDITED)      12/31/02      12/31/01      12/31/00      12/31/99(D)(E)      12/31/98(E)
-----------------------------------------------------------------------------------------------
    $       9.38      $  11.08      $  10.94      $  10.91      $        10.00      $     10.23
    ------------      --------      --------      --------      --------------      -----------
            0.03          0.06          0.08          0.09                0.02             0.02
            1.15         (1.69)         0.52          1.00                1.02             0.84
    ------------      --------      --------      --------      --------------      -----------
            1.18         (1.63)         0.60          1.09                1.04             0.86
    ------------      --------      --------      --------      --------------      -----------
           (0.03)        (0.07)        (0.06)        (0.07)              (0.01)              --
              --            --         (0.40)        (0.99)                 --               --
              --            --            --            --               (0.12)           (0.04)
    ------------      --------      --------      --------      --------------      -----------
           (0.03)        (0.07)        (0.46)        (1.06)              (0.13)           (0.04)
    ------------      --------      --------      --------      --------------      -----------
    $      10.53      $   9.38      $  11.08      $  10.94      $        10.91      $     11.05(f)
    ============      ========      ========      ========      ==============      ===========
           12.65%       (14.80)%        6.45%        10.58%              10.50%            8.41%
    ============      ========      ========      ========      ==============      ===========
    $      8,089      $  6,391      $  8,136      $  9,181      $       22,834      $        --
            0.58%(c)      0.27%         0.18%         0.18%               0.18%(c)         0.18%(g)
            0.43%(c)      0.59%         0.74%         0.62%               1.14%(c)         0.52%(g)
               7%           12%           23%          101%                  3%              17%
            0.58%(c)      0.43%         0.45%         0.57%               0.52%(c)         4.53%(g)

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                              Y SHARES
                                                              ----------------------------------------
                                                              PERIOD ENDED          YEAR        PERIOD
                                                                   6/30/03         ENDED         ENDED
                                                               (UNAUDITED)      12/31/02      12/31/01
                                                              ----------------------------------------
Net asset value, beginning of period........................  $       1.00       $ 1.00        $ 1.00
                                                              ------------       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.......................................         0.006        0.016         0.005
                                                              ------------       ------        ------
Total from investment operations............................         0.006        0.016         0.005
                                                              ------------       ------        ------
LESS DISTRIBUTIONS:
Distributions from net investment income....................        (0.006)      (0.016)       (0.005)
                                                              ------------       ------        ------
Total distributions.........................................        (0.006)      (0.016)       (0.005)
                                                              ------------       ------        ------
Net asset value, end of period..............................  $       1.00       $ 1.00        $ 1.00
                                                              ============       ======        ======
TOTAL RETURN(B).............................................          0.58%        1.62%         0.50%
                                                              ============       ======        ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........................  $     25,034       $29,890       $13,218
Ratio of operating expenses to average net assets...........          0.12%(c)     0.12%         0.12%(c)
Ratio of net investment income to average net assets........          1.17%(c)     1.60%         2.13%(c)
Ratio of operating expenses to average net assets without
  expense waivers and reimbursements........................          0.69%(c)     0.50%         0.46%(c)

------------

(a) The Munder Institutional Government Money Market Fund Class Y Shares commenced operations on October 3, 2001.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                       See Notes to Financial Statements.

MUNDER INSTITUTIONAL MONEY MARKET FUND(A)
      Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                                                                                       Y SHARES
                                                        ----------------------------------------------------------------------
                                                        PERIOD ENDED            YEAR          YEAR          YEAR        PERIOD
                                                             6/30/03           ENDED         ENDED         ENDED         ENDED
                                                         (UNAUDITED)        12/31/02      12/31/01      12/31/00      12/31/99
                                                        ----------------------------------------------------------------------
Net asset value, beginning of period..................   $     1.00       $     1.00      $   1.00      $   1.00      $   1.00
                                                         ----------       ----------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income.................................        0.006            0.018         0.041         0.062         0.050
                                                         ----------       ----------      --------      --------      --------
Total from investment operations......................        0.006            0.018         0.041         0.062         0.050
                                                         ----------       ----------      --------      --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income..................       (0.006)          (0.018)       (0.041)       (0.062)       (0.050)
                                                         ----------       ----------      --------      --------      --------
Total distributions...................................       (0.006)          (0.018)       (0.041)       (0.062)       (0.050)
                                                         ----------       ----------      --------      --------      --------
Net asset value, end of period........................   $     1.00       $     1.00      $   1.00      $   1.00      $   1.00
                                                         ==========       ==========      ========      ========      ========
TOTAL RETURN(B).......................................         0.62%            1.79%         4.20%         6.44%         5.09%
                                                         ==========       ==========      ========      ========      ========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..................   $1,160,593       $1,223,380      $553,773      $155,191      $102,535
Ratio of operating expenses to average net assets.....         0.12%(c)         0.12%         0.12%         0.18%         0.20%(c)
Ratio of net investment income to average net
  assets..............................................         1.24%(c)         1.74%         3.63%         6.26%         4.99%(c)
Ratio of operating expenses to average net assets
  without expense waivers and reimbursements..........         0.33%(c)         0.31%         0.33%         0.31%         0.37%(c)

------------

(a) The Munder Institutional Money Market Fund Class Y Shares commenced operations on January 4, 1999.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

THE MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Notes to Financial Statements, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

     As of June 30, 2003, the Munder Funds (sometimes referred to as the "Funds") consisted of 32 portfolios, each of which is a series of Munder Series Trust ("MST"), The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Information presented in these financial statements pertains only to the following series of MST:
Munder S&P(R) MidCap Index Equity Fund and Munder S&P(R) SmallCap Index Equity Fund (each, a "Fund" and collectively, the "S&P(R) Index Funds"), and Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund (also each, a "Fund" and collectively, the "Institutional Funds"). MST is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and was organized as a Delaware statutory trust on January 31, 2003. Each S&P(R) Index Fund and each Institutional Fund is classified as a diversified management investment company under the 1940 Act. Each S&P(R) Index Fund and each Institutional Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

     The S&P(R) Index Funds offer two classes of shares -- Class K and Class Y Shares. The Institutional Funds offer four classes of shares -- Class K, Class Y, Class Y-2 (Preferred) and Class Y-3 (Investor) Shares. At June 30, 2003 the Class K, Class Y-2 (Preferred) and Class Y-3 (Investor) Shares of the Munder Institutional Money Market Fund and Class K, Class Y-2 (Preferred) and Class Y-3 (Investor) Shares of the Munder Institutional Government Money Market Fund had not yet commenced operations. Financial statements of the other Munder Funds are presented in separate reports.

     Prior to April 30, 2003, the S&P(R) Index Funds and the Institutional Funds were each a series of St. Clair Funds, Inc. (St. Clair), a Maryland corporation. On April 28, 2003, shareholders of the Institutional Money Market Fund, Institutional S&P(R) MidCap Index Equity Fund and Institutional S&P(R) SmallCap Index Equity Fund series of St. Clair (each, a "Predecessor Fund") approved the reorganization and redomiciliation of each Predecessor Fund into the corresponding Fund. On April 30, 2003, shareholders of the Institutional Government Money Market Fund series of St. Clair (also a "Predecessor Fund") approved the reorganization and redomiciliation of such Predecessor Fund into the corresponding Fund. On April 30, 2003, each of these reorganizations and redomiciliations was completed.

     On April 30, 2003, the Munder S&P(R) MidCap Index Equity Fund and the Munder S&P(R) SmallCap Index Equity Fund changed their names from the Munder Institutional S&P(R) MidCap Index Equity Fund and the Munder Institutional S&P(R) SmallCap Index Equity Fund, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements:

     Security Valuation: Securities of the S&P(R) Index Funds (including financial futures contracts, if any) are valued at the last quoted sales price on the primary market or exchange where such securities are traded, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price ("NOCP"). Unlisted securities, or securities for which the last quoted sales price or NOCP is not available, are valued at the mean of the most recently quoted bid and asked prices. Restricted securities, and securities and assets for which market quotations are not readily available, are valued at fair value by a pricing committee, under the guidelines approved by the Board of Trustees. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time.

     Securities of the Institutional Funds are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Institutional Funds is

THE MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

performed pursuant to procedures established by the Board of Trustees. Each Institutional Fund seeks to maintain a net asset value per share of $1.00.

     Futures Contracts: The S&P(R) Index Funds may enter into futures contracts for the purpose of hedging against changes in the value of the portfolio securities held and in the value of the securities it intends to purchase, or in order to maintain liquidity. Upon entering into a futures contract, a Fund is required to deposit with the broker, or pledge as collateral, an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments (known as "variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized appreciation/(depreciation) of futures contracts. A Fund recognizes a realized gain or loss from futures contracts when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during a Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to a Fund in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which a Fund seeks to assert its rights. Munder Capital Management or World Asset Management, a division of Munder Capital Management that is responsible for managing the S&P(R) Index Funds (either/or, the "Advisor"), reviews the value of the collateral and the creditworthiness of those banks and dealers with which a Fund enters into repurchase agreements to evaluate potential risks.

     Loans of Portfolio Securities: Each Fund may lend portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by collateral which is adjusted daily to have a market value at least equal to 102% of securities loaned at the close of business on the preceding business day. A Fund may share with the borrower a portion of the income received on collateral for the loan, or will be paid a premium for the loan. A Fund also continues to receive the equivalent of the interest or dividends paid on the loaned securities. A Fund has the right to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

     Security Transactions, Net Investment Income and Gains and Losses: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to each Fund based upon the relevant driver of such expenses. General expenses, income and realized and unrealized gains and losses of each Fund are then prorated among the share classes, as applicable, based on the relative average net assets of each class.

     Dividends and Distributions to Shareholders: Dividends from net investment income are declared and paid quarterly (if available) by the S&P(R)Index Funds and are declared daily and paid monthly (if available) by the Institutional Funds. Each Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

THE MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

     Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of certain expenses and income and gains on various investment securities held by a Fund, timing differences and differing characterization of distributions made by a Fund as a whole.

     Federal Income Taxes: Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

     For its advisory services, the Advisor is entitled to receive fees from both the S&P(R) Index Funds and the Institutional Funds, computed and payable daily, based on the daily net assets of each Fund, at the following annual rates:

                                                                FEES ON AVERAGE
                                                                DAILY NET ASSETS
                                                                ----------------
Munder S&P(R) MidCap Index Equity Fund......................         0.15%
Munder S&P(R) SmallCap Index Equity Fund....................         0.15%
Munder Institutional Government Money Market Fund...........         0.20%(1)
Munder Institutional Money Market Fund......................         0.20%(1)

     Prior to April 30, 2003, fees were computed daily and payable monthly.

------------

(1) The Advisor has contractually agreed to reduce the management fee to 0.12% for the Munder Institutional Money Market Fund and the Munder Institutional Government Money Market Fund through April 30, 2004.

     The Advisor voluntarily waived fees and reimbursed certain expenses of the Munder S&P(R) MidCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund, for the period ended June 30, 2003, as follows:

                                                                              EXPENSES
                                                              FEES WAIVED    REIMBURSED
                                                              -------------------------
Munder S&P(R) MidCap Index Equity Fund......................   $     --       $  1,894
Munder Institutional Government Money Market Fund...........     11,122         68,374
Munder Institutional Money Market Fund......................    481,356        771,962

     The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from each Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of the S&P(R) Index Funds and the Institutional Funds. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                              FEE
-----------------------------------------------------------------------
First $3 billion............................................    0.0577%
Next $3 billion.............................................    0.0557%
Thereafter..................................................    0.0532%

     Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                              FEE
-----------------------------------------------------------------------
First $3 billion............................................    0.0510%
Next $3 billion.............................................    0.0490%
Thereafter..................................................    0.0465%

     In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

THE MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

     For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the period ended June 30, 2003, the Advisor earned $15,382, $17,438, $7,251, $313,411 before payment of sub-administration fees and $10,382, $11,767, $4,887, $211,123 after payment of sub-administration fees for its administrative services to the Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund, respectively.

     Comerica Inc. ("Comerica"), through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor. Comerica Bank provides certain sub-transfer agency and related services to each Fund. As compensation for the sub-transfer agency and related services provided to each Fund, Comerica Bank receives a fee of 0.01% of the aggregate average daily net assets of each Fund beneficially owned by Comerica Bank and its customers. Comerica Bank earned $3,061, $3,303, $2,244 and $52,771 for its sub-transfer agency and other related services provided to the Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund, respectively, for the period ended June 30, 2003.

     Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica or any of Comerica's affiliates receives any compensation from MST, MFI, MFFT or @Vantage.

4. DISTRIBUTION AND SERVICE PLAN

     The Munder Funds have a Distribution and Service Plan (the "Plan") with respect to Class K Shares. Under the Plan, service fees are collected from each Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services to their customers that invest in Class K Shares. The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.25% on Class K Shares. No payments are made under the Plan with regard to Class Y Shares.

     Comerica Securities, Inc. ("Comerica Securities"), a wholly-owned subsidiary of Comerica Bank, and Comerica Bank are among the Service Organizations who may receive fees from the S&P(R) Index Funds under the Plan. For shareholder services provided to Class K shareholders for the period ended June 30, 2003, Munder S&P(R) MidCap Index Equity Fund paid $0 to Comerica Securities and $59,720 to Comerica Bank and the Munder S&P(R) SmallCap Index Equity Fund paid $0 to Comerica Securities and $75,410 to Comerica Bank.

5. SECURITIES TRANSACTIONS

     For the period ended June 30, 2003, cost of purchases and proceeds from sales of securities other than short-term investments and U.S. Government securities were as follows:

                                                               PURCHASES       SALES
---------------------------------------------------------------------------------------
Munder S&P(R) MidCap Index Equity Fund......................  $10,827,728    $2,109,918
Munder S&P(R) SmallCap Index Equity Fund....................   10,336,245     4,959,517

THE MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

     At June 30, 2003, aggregate cost for financial reporting purposes, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value, and net unrealized appreciation for financial reporting purposes were as follows:

                                                               AGGREGATE      UNREALIZED       UNREALIZED      NET UNREALIZED
                                                               COST FOR      APPRECIATION     DEPRECIATION      APPRECIATION
                                                               FINANCIAL     FOR FINANCIAL    FOR FINANCIAL    FOR FINANCIAL
                                                               REPORTING       REPORTING        REPORTING        REPORTING
                                                               PURPOSES        PURPOSES         PURPOSES          PURPOSES
-----------------------------------------------------------------------------------------------------------------------------
Munder S&P(R) MidCap Index Equity Fund......................  $79,046,097     $ 6,669,934      $ 6,572,125       $   97,809
Munder S&P(R) SmallCap Index Equity Fund....................   89,938,773      18,607,283       12,648,491        5,958,792

     At June 30, 2003, the S&P(R) Index Funds had the following open financial futures contracts:

                                                                             NOTIONAL         MARKET          GROSS
                                                                              VALUE           VALUE         UNREALIZED
                                                              CONTRACTS    OF CONTRACTS    OF CONTRACTS    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------
MUNDER S&P (R) MIDCAP INDEX EQUITY FUND
S&P(R) 400 Index, September 2003 (long position)............      6         $1,453,915      $1,440,600       $(13,315)
MUNDER S&P (R) SMALLCAP INDEX EQUITY FUND
Russell 2000 Index, September 2003 (long position)..........      3            681,395         672,600         (8,795)

6. ORGANIZATIONAL COSTS

     Expenses incurred prior to June 30, 1998 in connection with the organization of the Munder S&P MidCap(R) Index Equity Fund, including the fees and expenses of registering and qualifying their shares for distribution under Federal securities regulations, were amortized on a straight-line basis over a period of 5 years from commencement of operations.

7. REVOLVING LINE OF CREDIT

     Effective December 18, 2002, the Munder Funds renewed a one-year revolving line of credit with State Street Bank and Trust Company in which the S&P(R) Index Funds, and other Munder Funds, participate. Borrowings under the line may not exceed the lesser of $75,000,000 or 15% of the value of the total assets of each S&P(R) Index Fund for which a loan is extended. Interest is payable on outstanding borrowings at the Federal Funds Rate plus 0.50%. Additionally, the line of credit includes an annual commitment fee equal to 0.10% per annum through December 17, 2003 on the daily amount of the unused commitment. During the period ended June 30, 2003, neither S&P(R) Index Fund utilized the revolving line of credit. For the period ended June 30, 2003, total commitment fees incurred by the Munder S&P(R) MidCap Index Equity Fund and Munder S&P(R) SmallCap Index Equity Fund were $505 and $738, respectively.

8. INCOME TAX INFORMATION

     As determined at December 31, 2002 the following Funds had available for Federal income tax purposes, unused capital losses as follows:

                                                              EXPIRING 2009    EXPIRING 2010      TOTAL
----------------------------------------------------------------------------------------------------------
Munder S&P(R) MidCap Index Equity Fund......................   $  285,090       $1,011,539      $1,296,629
Munder S&P(R) SmallCap Index Equity Fund....................    2,558,383        2,052,498       4,610,881

9. SHAREHOLDER MEETING RESULTS

     Special Meetings of Shareholders (each, a "Special Meeting") of the Predecessor Funds, each a series of St. Clair, were held on April 28, 2003. The Special Meeting for the Predecessor Fund to the Munder Institutional Government Money Market Fund was adjourned to another date in order to permit shareholders further time to respond to the solicitation of proxies. That Special Meeting reconvened on April 30, 2003. The purpose of the

THE MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

Special Meetings was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

     The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of each Predecessor Fund together with the other shareholders of St. Clair approved the proposal, as did the shareholders of MFI, MFT and MFFT. The names of the Directors/Trustees and the results of the election for St. Clair are as set forth below.

NOMINEES:                                                                  NO. OF SHARES
-----------------------------------------------------------------------------------------
David J. Brophy.............................................  For         793,815,116.192
                                                              Withhold     20,037,321.828
                                                              TOTAL       813,852,438.020
Joseph E. Champagne.........................................  For         793,831,468.246
                                                              Withhold     20,020,969.774
                                                              TOTAL       813,852,438.020
Thomas D. Eckert............................................  For         793,877,158.726
                                                              Withhold     19,975,279.294
                                                              TOTAL       813,852,438.020
Charles W. Elliott..........................................  For         793,908,855.665
                                                              Withhold     19,943,582.355
                                                              TOTAL       813,852,438.020
John Engler.................................................  For         791,526,076.696
                                                              Withhold     22,326,361.324
                                                              TOTAL       813,852,438.020
Michael T. Monahan..........................................  For         793,866,049.527
                                                              Withhold     19,986,388.493
                                                              TOTAL       813,852,438.020
Arthur T. Porter............................................  For         793,637,823.273
                                                              Withhold     20,214,614.747
                                                              TOTAL       813,852,438.020
John Rakolta, Jr. ..........................................  For         793,770,985.712
                                                              Withhold     20,081,452.308
                                                              TOTAL       813,852,438.020

PROPOSAL 2

     The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which each of the Predecessor Funds would be reorganized with and into its corresponding Fund as a separate series of MST. The shareholders of each Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,321,097.000    6,719,400.000        15,468,757.023         647,796,474.055
Against.........................................      3,361.000        1,834.000                 0.000             224,136.945
Abstain.........................................      1,968.000        7,709.000         1,186,976.977           1,642,500.540
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

PROPOSAL 3

     The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of each Predecessor Fund, which would also be applicable to the corresponding Fund. None of the

THE MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

proposals was intended to materially alter the investment risk associated with any Predecessor Fund or corresponding Fund or change the way in which either was managed. The shareholders of each Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

PROPOSAL 3.A -- DIVERSIFICATION

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,321,097.000    6,719,400.000        15,468,757.023         647,919,740.074
Against.........................................      3,361.000        1,834.000                 0.000                   0.000
Abstain.........................................      1,968.000        7,709.000         1,186,976.977           1,743,371.466
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

PROPOSAL 3.B -- BORROWING

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,318,816.000    6,718,556.000        15,468,757.023         647,919,740.074
Against.........................................      4,112.000        2,112.000                 0.000                   0.000
Abstain.........................................      3,498.000        8,275.000         1,186,976.977           1,743,371.466
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

PROPOSAL 3.C -- SENIOR SECURITIES

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,320,346.000    6,719,122.000        15,468,757.023         630,177,111.937
Against.........................................      4,112.000        2,112.000                 0.000          17,742,628.137
Abstain.........................................      1,968.000        7,709.000         1,186,976.977           1,743,371.466
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,321,097.000    6,719,400.000        15,468,757.023         631,458,440.675
Against.........................................      3,361.000        1,677.000                 0.000          16,461,299.400
Abstain.........................................      1,968.000        7,866.000         1,186,976.977           1,743,371.465
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

THE MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.E -- REAL ESTATE

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,321,097.000    6,719,400.000        15,468,757.023         631,458,440.675
Against.........................................      3,361.000        1,834.000                 0.000          16,461,299.400
Abstain.........................................      1,968.000        7,709.000         1,186,976.977           1,743,371.465
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

PROPOSAL 3.F -- MAKING LOANS

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,320,346.000    6,719,122.000        15,468,757.023         631,458,440.675
Against.........................................      4,112.000        2,112.000                 0.000          16,461,299.400
Abstain.........................................      1,968.000        7,709.000         1,186,976.977           1,743,371.465
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,321,097.000    6,719,400.000        14,164,563.544         631,458,440.675
Against.........................................      3,361.000        1,834.000         1,304,193.479          16,461,299.400
Abstain.........................................      1,968.000        7,709.000         1,186,976.977           1,743,371.465
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

PROPOSAL 3.H -- COMMODITIES

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,320,346.000    6,719,122.000        15,468,757.023         630,177,111.936
Against.........................................      4,112.000        2,112.000                 0.000          18,783,295.555
Abstain.........................................      1,968.000        7,709.000         1,186,976.977             702,704.049
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,320,346.000    6,719,122.000        15,468,757.023         631,458,440.675
Against.........................................      4,112.000        2,112.000                 0.000          16,461,299.400
Abstain.........................................      1,968.000        7,709.000         1,186,976.977           1,743,371.465
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

THE MUNDER S&P(R) INDEX FUNDS AND INSTITUTIONAL FUNDS
      Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.K -- INVESTMENTS FOR CONTROL

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,321,097.000    6,719,400.000        14,164,563.544         631,458,440.675
Against.........................................      3,361.000        1,834.000         1,304,193.479          16,461,299.400
Abstain.........................................      1,968.000        7,709.000         1,186,976.977           1,743,371.465
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

PROPOSAL 3.P -- REVERSE REPURCHASE AGREEMENTS

                                                                                   NO. OF SHARES
                                                  -------------------------------------------------------------------------------
                                                  MUNDER S&P(R)    MUNDER S&P(R)     MUNDER INSTITUTIONAL
                                                  MIDCAP INDEX     SMALLCAP INDEX      GOVERNMENT MONEY      MUNDER INSTITUTIONAL
                                                   EQUITY FUND      EQUITY FUND          MARKET FUND          MONEY MARKET FUND
                                                  -------------------------------------------------------------------------------
For.............................................  6,320,346.000    6,719,122.000        15,468,757.023         630,177,111.936
Against.........................................      4,112.000        2,112.000                 0.000          18,783,295.555
Abstain.........................................      1,968.000        7,709.000         1,186,976.977             702,704.049
Broker Non-votes................................        961.000            0.000                 0.000                   0.000
TOTAL...........................................  6,327,387.000    6,728,943.000        16,655,734.000         649,663,111.540

     The Statements of Additional Information for the S&P(R) Index Funds and the Institutional Funds are available, without charge, upon request, by calling
(800) 438-5789.

BOARD OF TRUSTEES
                   Charles W. Elliott, Chairman
                   John Rakolta, Jr., Vice Chairman
                   David J. Brophy
                   Joseph E. Champagne
                   Thomas D. Eckert
                   John Engler
                   Michael T. Monahan
                   Arthur T. Porter
OFFICERS
                   James C. Robinson, President
                   Peter K. Hoglund, Vice President
                   Stephen J. Shenkenberg, Vice President and Secretary Mary Ann Shumaker, Assistant Secretary
                   Melanie Mayo West, Assistant Secretary
                   Cherie N. Ugorowski, Treasurer
                   David W. Rumph, Assistant Treasurer
                   Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISORS
                   Munder Capital Management
                   Munder Capital Center
                   480 Pierce Street
                   Birmingham, MI 48009

                   World Asset Management, a division of Munder
                   Capital Management
                   255 East Brown Street
                   Birmingham, MI 48009
ADMINISTRATOR
                   Munder Capital Management
                   Munder Capital Center
                   480 Pierce Street
                   Birmingham, MI 48009
TRANSFER AGENT
                   PFPC, Inc.
                   4400 Computer Drive
                   Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
                   State Street Bank & Trust Company
                   225 Franklin Street
                   Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
                   Funds Distributor, Inc./BISYS Fund Services, Inc. 60 State Street
                   Boston, MA 02109
LEGAL COUNSEL
                   Dechert LLP
                   1775 I Street, N.W.
                   Washington, D.C. 20006
INDEPENDENT AUDITORS

                   Ernst & Young LLP
                   200 Clarendon Street
                   Boston, MA 02116

SANNINSTYK603

                                                              SEMI-ANNUAL REPORT

                                                                   JUNE 30, 2003

                                                                 LIQUIDITY MONEY
                                                                     MARKET FUND


                                                          ---------------------------
                                                            Save paper and receive
                                                                 this document
                                                            electronically. Sign up
                                                          for electronic delivery at
                                                             WWW.MUNDERFUNDS.COM/
                                                                   EDELIVERY
                                                          ---------------------------

(MUNDER FUNDS LOGO)

THE MUNDER FUNDS LETTER TO SHAREHOLDERS

DEAR FELLOW MUNDER FUND SHAREHOLDERS:

   During the past six months, there has been a welcome turnaround in the stock market. The S&P(R) 500 Index posted an 11.76% return for the first half of 2003, with a -3.15% return for the first three months of 2003 followed by a 15.40% return for the second quarter of the year. The bond market also provided a positive return, with the Lehman Brothers Aggregate Bond Index posting a 3.93% return for the six-month period. The three-month Treasury bill, a proxy for money market returns, had a return of 0.64% for that same six-month period.

   At Munder Capital Management, the investment advisor for the Fund and other Munder Funds, we strive to provide the shareholders of each of our equity, fixed income and money market funds with a disciplined approach to investing, based on sound investment principles rather than the day-to-day fluctuations of the financial markets. While we cannot insulate our mutual funds from the volatility of the financial markets, we do monitor and manage the risk or volatility of each Fund relative to its benchmark. While the specific techniques for managing risk will differ from Fund to Fund, our goal is the same across our entire Fund family: to maximize return for a given level of risk.

   Another characteristic of Munder Capital's investment management style is the team approach to the management of each of our mutual funds. Our staff of equity research and fixed income credit analysts supports the portfolio managers for each Fund. Our goal is to combine the best individual ideas with the synergy created by team interaction. We believe that this collaborative approach is the best way to leverage the talents of our portfolio managers and analysts.

   On the following pages, you will find information on the performance of the Fund. If you have any questions about your current investments or any of The Munder Funds, please call your financial advisor. You may also contact the Funds at 1-800-4MUNDER or through our Web site at www.munder.com. Thank you for your confidence in The Munder Funds. We value the opportunity to work with you toward meeting your investment objectives.

   Very Truly Yours,

   /s/ James C. Robinson

   James C. Robinson

   President, The Munder Funds

   Chairman and CEO, Munder Capital Management

TABLE OF
   CONTENTS
--------------------------------------------------------------------------------

                  1          Portfolio of Investments
                  6          Statement of Assets and Liabilities
                  7          Statement of Operations
                  8          Statements of Changes in Net Assets
                  9          Financial Highlights
                  11         Notes to Financial Statements

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND
ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD,
OR ANY OTHER AGENCY. ALL MUTUAL FUND SHARES INVOLVE CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [This Page Intentionally Left Blank]

LIQUIDITY MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

                                                       RATING
PRINCIPAL                                        ------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 20.3%
$ 3,000,000      Abbey National Treasury
                   Services PLC
                   1.400% due 04/15/2004         A-1+        P-1         $  3,000,000
  3,000,000      ABN AMRO Bank NV, Chicago
                   2.320% due 07/22/2003         A-1         P-1            2,999,949
  4,000,000      Bayerische Landesbank
                   1.890% due 10/24/2003         A-1+        P-1            3,999,874
  3,000,000      Deutsche Bank AG
                   1.150% due 05/10/2004         A-1+        P-1            3,000,000
  4,000,000      Rabobank Nederland
                   1.230% due 03/19/2004         A-1+        P-1            3,999,569
  3,000,000      Royal Bank of Scotland PLC
                   1.120% due 06/02/2004         A-1         P-1            2,999,722
  5,000,000      UBS AG
                   1.760% due 08/22/2003         A-1+        P-1            4,999,929
  3,000,000      Westdeutsche Landesbank
                   Girozentrale
                   1.490% due 11/12/2003         A-1+        P-1            2,999,890
                                                                         ------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $27,998,933)                                                      27,998,933
                                                                         ------------
COMMERCIAL PAPER -- 52.3%
  3,000,000      American Honda Finance
                   Corporation
                   1.100% due 08/05/2003         A-1         P-1            2,996,792
  3,000,000      Asset Securitization
                   Cooperative Corporation
                   0.950% due 08/13/2003         A-1         P-1            2,996,596
  3,000,000      Coca Cola Enterprises, Inc.
                   1.080% due 07/31/2003         A-1+        P-1            2,997,300
  3,000,000      Corporate Receivables
                   Corporation
                   1.100% due 07/22/2003         A-1+        P-1            2,998,075
  3,000,000      CXC, Inc.
                   1.220% due 07/23/2003         A-1+        P-1            2,997,763
  4,000,000      General Electric
                   Capital Services, Inc.
                   1.220% due 07/09/2003         A-1+        P-1            3,998,916

                       See Notes to Financial Statements.

LIQUIDITY MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                       RATING
PRINCIPAL                                        ------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
$ 3,000,000      Golden Funding
                   Corporation
                   1.220% due 08/20/2003+        A-1         P-1         $  2,994,917
  3,000,000      International Lease
                   Finance Corporation
                   1.200% due 08/22/2003         A-1+        P-1            2,994,800
  3,000,000      K2 USA LLC
                   1.200% due 08/15/2003         A-1+        P-1            2,995,500
  3,000,000      Lexington Parker
                   Capital Corporation
                   1.110% due 09/02/2003         A-1                        2,994,173
  3,000,000      Liberty Street Funding
                   Corporation
                   1.000% due 07/25/2003+        A-1         P-1            2,998,000
  4,000,000      Marsh & McLennan
                   Companies, Inc.
                   1.160% due 08/08/2003         A-1+        P-1            3,995,102
  4,000,000      Moat Funding LLC
                   1.220% due 07/08/2003         A-1+        P-1            3,999,051
  3,000,000      Park Avenue
                   Receivables Corporation
                   0.950% due 08/13/2003         A-1         P-1            2,996,596
  3,000,000      Pfizer, Inc.
                   1.180% due 07/01/2003         A-1+        P-1            3,000,000
  3,000,000      Preferred Receivables
                   Funding Corporation
                   0.990% due 07/21/2003+        A-1         P-1            2,998,350
  3,000,000      Receivables Capital
                   Corporation
                   1.030% due 07/10/2003         A-1+        P-1            2,999,227
  3,000,000      Sheffield Receivables
                   Corporation
                   1.140% due 07/11/2003         A-1+        P-1            2,999,050
  3,000,000      Sigma Finance, Inc.
                   1.260% due 07/16/2003         A-1+        P-1            2,998,425
  3,000,000      Sony Global Treasury
                   Services
                   1.170% due 08/21/2003         A-1         P-1            2,995,027

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                                       RATING
PRINCIPAL                                        ------------------
AMOUNT                                           S&P        MOODY'S             VALUE
-------------------------------------------------------------------------------------
$ 3,000,000      Superior Funding
                   Capital Corporation
                   1.070% due 07/29/2003+        A-1         P-1         $  2,997,503
  3,000,000      Toyota Motor Credit
                   Corporation
                   1.200% due 07/11/2003         A-1+        P-1            2,999,000
  3,000,000      Transamerica Finance
                   Corporation
                   1.100% due 09/25/2003         A-1+        P-1            2,992,117
                                                                         ------------
TOTAL COMMERCIAL PAPER
   (Cost $71,932,280)                                                      71,932,280
                                                                         ------------
CORPORATE BONDS AND NOTES -- 3.6%
   (Cost $5,000,000)
  5,000,000      Beta Finance, Inc. 144A
                   1.078% due 09/18/2003+,
                   +++                           A-1+        P-1            5,000,000
                                                                         ------------
REPURCHASE AGREEMENT -- 23.4%
   (Cost $32,154,646)
 32,154,646      Agreement with Lehman
                   Brothers Holdings, Inc.,
                   1.050% dated 06/30/2003,
                   to be repurchased at
                   $32,155,583 on 07/01/2003,
                   collateralized by
                   $43,105,000 U.S. Treasury
                   Strip, 3.030%+, maturing
                   05/15/2011 (value
                   $32,799,027)                                            32,154,646
                                                                         ------------

                       See Notes to Financial Statements.

LIQUIDITY MONEY MARKET FUND
   Portfolio of Investments, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                              VALUE
-----------------------------------------------------------------------------------
TOTAL INVESTMENTS
   (Cost $137,085,859)                                    99.6%        $137,085,859
OTHER ASSETS AND LIABILITIES (NET)                         0.4              571,046
                                                         -----         ------------
NET ASSETS                                               100.0%        $137,656,905
                                                         =====         ============

------------

  + Rate represents annualized yield at date of purchase.

 ++ Variable rate security. The interest rate shown reflects the rate currently in effect.

+++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified Institutional buyers.

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

LIQUIDITY MONEY MARKET FUND
   Statement of Assets and Liabilities, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at value
  See accompanying schedule:
    Securities..............................................  $104,931,213
    Repurchase agreement....................................    32,154,646
                                                              ------------
Total Investments...........................................   137,085,859
Interest receivable.........................................       263,759
Receivable for Fund shares sold.............................       419,481
Prepaid expenses and other assets...........................        17,372
                                                              ------------
      Total Assets..........................................   137,786,471
                                                              ------------
LIABILITIES:
Distribution fees payable...................................        40,597
Investment advisory fees payable............................        39,190
Administration fees payable.................................        17,795
Trustees' fees and expenses payable.........................        13,120
Transfer agency/record keeping fees payable.................         6,862
Custody fees payable........................................         1,521
Accrued expenses and other payables.........................        10,481
                                                              ------------
      Total Liabilities.....................................       129,566
                                                              ------------
NET ASSETS..................................................  $137,656,905
                                                              ============
Investments, at cost........................................  $137,085,859
                                                              ============
NET ASSETS CONSIST OF:
Accumulated net realized loss on investments sold...........  $       (664)
Paid-in capital.............................................   137,657,569
                                                              ------------
                                                              $137,656,905
                                                              ============
Net asset value, offering price and redemption price per
  share ($137,656,905/137,657,568 shares outstanding).......  $       1.00
                                                              ============

                       See Notes to Financial Statements.

LIQUIDITY MONEY MARKET FUND
   Statement of Operations, Period Ended June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest....................................................  $951,593
                                                              --------
EXPENSES:
Distribution and shareholder servicing fees.................   236,484
Investment advisory fees....................................   236,484
Administration fees.........................................    91,630
Printing, mailing and solicitation fees.....................    41,328
Legal and audit fees........................................    22,102
Transfer agency/record keeping fees.........................    20,214
Custody fees................................................    14,033
Trustees' fees and expenses.................................    10,411
Other.......................................................     7,728
                                                              --------
      Total Expenses........................................   680,414
                                                              --------
NET INVESTMENT INCOME.......................................   271,179
                                                              --------
NET REALIZED LOSS ON INVESTMENTS:
Net realized loss from security transactions................        (4)
                                                              --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $271,175
                                                              ========

                       See Notes to Financial Statements.

LIQUIDITY MONEY MARKET FUND
   Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    PERIOD ENDED
                                                   JUNE 30, 2003          YEAR ENDED
                                                     (UNAUDITED)   DECEMBER 31, 2002
                                                   ---------------------------------
Net investment income............................  $    271,179     $     1,590,914
Net realized loss on investments sold............            (4)                 --
                                                   ------------     ---------------
Net increase in net assets resulting from
  operations.....................................       271,175           1,590,914
Dividends to shareholders from net investment
  income.........................................      (271,179)         (1,590,914)
Net increase/(decrease) in net assets from Fund
  share transactions.............................     4,469,801         (32,546,500)
                                                   ------------     ---------------
Net increase/(decrease) in net assets............     4,469,797         (32,546,500)
NET ASSETS:
Beginning of period..............................   133,187,108         165,733,608
                                                   ------------     ---------------
End of period....................................  $137,656,905     $   133,187,108
                                                   ============     ===============
CAPITAL STOCK ACTIVITY(A):
Sold.............................................  $ 72,737,472     $   125,551,741
Issued as reinvestment of dividends..............       271,152           1,590,880
Redeemed.........................................   (68,538,823)       (159,689,121)
                                                   ------------     ---------------
Net increase/(decrease)..........................  $  4,469,801     $   (32,546,500)
                                                   ============     ===============

------------

(a) Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown above for such transactions.

                       See Notes to Financial Statements.

LIQUIDITY MONEY MARKET FUND(A)
   Financial Highlights, For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                            --------------------------------------------------------------------------
                            PERIOD ENDED          YEAR        YEAR        YEAR        YEAR        YEAR
                                 6/30/03         ENDED       ENDED       ENDED       ENDED       ENDED
                             (UNAUDITED)      12/31/02    12/31/01    12/31/00    12/31/99    12/31/98
                            --------------------------------------------------------------------------
Net asset value, beginning
 of period................. $       1.00      $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                            ------------      --------    --------    --------    --------    -------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income......        0.002         0.010       0.035       0.054       0.043      0.050
                            ------------      --------    --------    --------    --------    -------
Total from investment
 operations................        0.002         0.010       0.035       0.054       0.043      0.050
                            ------------      --------    --------    --------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net
 investment income.........       (0.002)       (0.010)     (0.035)     (0.054)     (0.043)    (0.050)
                            ------------      --------    --------    --------    --------    -------
Total distributions........       (0.002)       (0.010)     (0.035)     (0.054)     (0.043)    (0.050)
                            ------------      --------    --------    --------    --------    -------
Net asset value, end of
 period.................... $       1.00      $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                            ============      ========    ========    ========    ========    =======
TOTAL RETURN(B)............         0.20%         1.05%       3.52%       5.54%       4.35%      4.68%
                            ============      ========    ========    ========    ========    =======
RATIOS TO AVERAGE NET
 ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's)................ $    137,657      $133,187    $165,734    $130,375    $109,551    $76,965
Ratio of operating expenses
 to average net assets.....         1.01%(c)      0.94%       0.84%       1.00%       0.96%      0.97%
Ratio of net investment
 income to average net
 assets....................         0.40%(c)      1.06%       3.39%       5.41%       4.28%      4.58%

------------

(a) Liquidity Money Market Fund commenced operations on June 4, 1997.

(b) Total return represents aggregate total return for the period indicated.

(c) Annualized.

                       See Notes to Financial Statements.

                      [This Page Intentionally Left Blank]

LIQUIDITY MONEY MARKET FUND
   Notes to Financial Statements, June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION

   Information presented in these financial statements pertains only to the Liquidity Money Market Fund (the "Fund"), a portfolio of Munder Series Trust ("MST"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MST was organized as a Delaware statutory trust on January 31, 2003. The Fund is classified as a diversified management investment company. The Fund is authorized to issue an unlimited number of shares of beneficial interest, each without par value.

   The Fund is part of The Munder Funds family (the "Munder Funds" or the "Funds"), which consisted of 32 portfolios as of June 30, 2003, each of which is a series of MST, The Munder Funds, Inc. ("MFI"), The Munder Framlington Funds Trust ("MFFT") or The Munder @Vantage Fund ("@Vantage"). Financial statements for the remaining Munder Funds are presented in separate reports.

   Prior to May 16, 2003, the Fund was a series of St. Clair Funds, Inc. ("St. Clair"). On May 15, 2003, shareholders of the Liquidity Money Market Fund series of St. Clair (the "Predecessor Fund") approved the reorganization and redomiciliation of the Predecessor Fund into the Fund. On May 16, 2003, the reorganization and redomiciliation was completed.

   On April 30, 2003, the Predecessor Fund changed its name from the Liquidity Plus Money Market Fund to the Liquidity Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

   Security Valuation: Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

   Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund

LIQUIDITY MONEY MARKET FUND
   Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights. Munder Capital Management (the "Advisor") reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

   Security Transactions and Net Investment Income: For purposes of financial statement presentation, security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Premiums and discounts on fixed income securities are amortized or accreted to income using the effective interest method. General expenses of the Munder Funds are allocated to the Fund based upon the relevant driver of such expenses.

   Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

   Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

LIQUIDITY MONEY MARKET FUND
   Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

3. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTY TRANSACTIONS

   For its advisory services, the Advisor is entitled to receive from the Fund a fee, computed and payable daily at an annual rate of 0.35% of the value of its daily net assets. Prior to May 16, 2003, the fee was computed daily and payable monthly.

   The Advisor is also the administrator for the Munder Funds. In its capacity as administrator, the Advisor is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the aggregate average daily net assets of all of the portfolios of MFI, MFFT, @Vantage and MST, with the exception of the following portfolios of MST: Munder S&P(R) MidCap Index Equity Fund, Munder S&P(R) SmallCap Index Equity Fund, Munder Institutional Government Money Market Fund and Munder Institutional Money Market Fund. The following fee schedule became effective on June 1, 2003:

AGGREGATE NET ASSETS                                            FEE
---------------------------------------------------------------------
First $2.8 billion..........................................  0.1477%
Next $2.2 billion...........................................  0.1377%
Next $5.0 billion...........................................  0.1357%
Next $2.5 billion...........................................  0.0867%
Thereafter..................................................  0.0767%

   Prior to June 1, 2003, the fee schedule in effect was as follows:

AGGREGATE NET ASSETS                                           FEE
--------------------------------------------------------------------
First $2.8 billion..........................................  0.141%
Next $2.2 billion...........................................  0.131%
Next $5.0 billion...........................................  0.129%
Next $2.5 billion...........................................  0.080%
Thereafter..................................................  0.070%

   In its capacity as administrator, the Advisor is also entitled to receive a fee from the remaining Munder Funds based on their aggregate average daily net assets.

   For the period from June 1, 2002 through May 31, 2003, the Advisor had agreed to limit to $3.9 million the total amount it could receive in the aggregate from the Munder Funds for its services as administrator, after payment of sub-administration fees to the Munder Funds' sub-administrators. For the period from June 1, 2003 through May 31, 2004, the Advisor has reduced that limit to $3.4 million. For the year ended June 30, 2003, the Advisor earned $91,630 before payment of sub-administration fees and

LIQUIDITY MONEY MARKET FUND
   Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

$22,973 after payment of sub-administration fees for its administrative services to the Fund. During the period ended June 30, 2003, the Fund paid an effective rate of 0.1363% for administrative services.

   Each Director/Trustee of MST, MFI and MFFT is paid an aggregate fee for services provided as a Board member of MST, MFI and MFFT. The fee consists of a $68,000 annual retainer ($90,000 for the Chairman) for services in such capacity, plus out-of-pocket expenses related to attendance at Board and Committee meetings. Each Trustee of @Vantage is paid an annual retainer of $4,000 for services provided as a Board member plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Board member who is Chairman of a committee (Audit Committee, Board Process and Compliance Oversight Committee, and/or Nominating Committee) also receives an annual retainer of $3,000 for such service. Directors/Trustees may elect to defer all or a portion of the fees earned under a deferred compensation plan. Under this plan, amounts deferred are valued as if they are invested in one or more of the Munder Funds selected by the Director/Trustee. These amounts are not, however, actually invested in shares of the Munder Funds, and the obligations of MST, MFI, MFFT and @Vantage to make payments of deferred amounts are unsecured general obligations of the Munder Funds. No officer, director or employee of the Advisor, Comerica, Inc. ("Comerica"), Comerica Securities, Inc. ("Comerica Securities") or any of Comerica's other affiliates receives any compensation from MST, MFI, MFFT or @Vantage. Comerica, through its wholly-owned subsidiary Comerica Bank, owns approximately 98% of the Advisor.

4. DISTRIBUTION AND SERVICE PLAN

   The Fund has a Distribution and Service Plan (the "Plan") that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, service fees are collected from the Fund primarily to pay securities dealers and other financial institutions and organizations (collectively, the "Service Organizations") who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor or directly to other service providers in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution-related services for the Fund). The maximum rate, as a percentage of average daily net assets, payable under the Plan is 0.35%.

   Comerica Securities and Comerica Bank are among the Service Organizations who may receive fees from the Fund under the Plan. For the

LIQUIDITY MONEY MARKET FUND
   Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

period ended June 30, 2003, the Fund paid $259 to Comerica Securities and $0 to Comerica Bank for shareholder services provided to Fund shareholders.

5. INCOME TAX INFORMATION

   At June 30, 2003, aggregate cost for financial reporting purposes was $137,085,859.

   As determined at December 31, 2002, the Fund had available for Federal income tax purposes, $660 of unused capital losses of which $123 expires in 2007 and $537 expires in 2009.

6. SHAREHOLDER MEETING RESULTS

   A Special Meeting of Shareholders ("Special Meeting") of the Predecessor Fund, a series of St. Clair, was held on April 28, 2003. This Special Meeting was adjourned to another date in order to permit shareholders further time to respond to the solicitation of proxies. The Special Meeting reconvened on April 30, 2003, was further adjourned, and reconvened again on May 15, 2003. The purpose of the Special Meeting was to ask shareholders to consider the following proposals, which were more fully described in the Proxy Statement dated February 21, 2003.

PROPOSAL 1

   The purpose of this proposal was to elect the Munder Funds Board of Directors/Trustees. The shareholders of the Predecessor Fund together with the other shareholders of St. Clair approved the proposal, as did the shareholders of MFI, MFT and MFFT. The names of the Directors/Trustees and the results of the election for St. Clair are as set forth below.

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
David J. Brophy.................................  For         793,815,116.192
                                                  Withhold     20,037,321.828
                                                  TOTAL       813,852,438.020
Joseph E. Champagne.............................  For         793,831,468.246
                                                  Withhold     20,020,969.774
                                                  TOTAL       813,852,438.020
Thomas D. Eckert................................  For         793,877,158.726
                                                  Withhold     19,975,279.294
                                                  TOTAL       813,852,438.020
Charles W. Elliott..............................  For         793,908,855.665
                                                  Withhold     19,943,582.355
                                                  TOTAL       813,852,438.020

LIQUIDITY MONEY MARKET FUND
   Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

NOMINEES:                                                      NO. OF SHARES
-----------------------------------------------------------------------------
John Engler.....................................  For         791,526,076.696
                                                  Withhold     22,326,361.324
                                                  TOTAL       813,852,438.020
Michael T. Monahan..............................  For         793,866,049.527
                                                  Withhold     19,986,388.493
                                                  TOTAL       813,852,438.020
Arthur T. Porter................................  For         793,637,823.273
                                                  Withhold     20,214,614.747
                                                  TOTAL       813,852,438.020
John Rakolta, Jr................................  For         793,770,985.712
                                                  Withhold     20,081,452.308
                                                  TOTAL       813,852,438.020

PROPOSAL 2

   The purpose of this proposal was to seek approval of an Agreement and Plan of Reorganization and Redomiciliation ("Reorganization Agreement"), pursuant to which the Predecessor Fund would be reorganized with and into the Fund as a separate series of MST. The shareholders of the Predecessor Fund approved the proposal and the results of the votes are as set forth below.

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   75,764,961.034
Against...................................................    2,781,472.810
Abstain...................................................    3,435,976.636
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

PROPOSAL 3

   The purpose of this proposal was to ask shareholders to amend or eliminate certain fundamental investment restrictions of the Predecessor Fund, which would also be applicable to the Fund. None of the proposals was intended to materially alter the investment risk associated with the Predecessor Fund or the Fund or change the way in which either was managed. The shareholders of the Predecessor Fund approved each part of the proposal and the results of the votes are as set forth below.

LIQUIDITY MONEY MARKET FUND
   Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.A -- DIVERSIFICATION

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   72,605,874.338
Against...................................................    4,480,996.899
Abstain...................................................    4,895,539.243
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

PROPOSAL 3.B -- BORROWING

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   72,202,612.414
Against...................................................    4,851,569.528
Abstain...................................................    4,928,228.538
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

PROPOSAL 3.C -- SENIOR SECURITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   71,191,438.478
Against...................................................    5,788,486.519
Abstain...................................................    5,002,485.483
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

PROPOSAL 3.D -- UNDERWRITING SECURITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   71,040,958.555
Against...................................................    5,945,485.701
Abstain...................................................    4,995,966.224
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

PROPOSAL 3.E -- REAL ESTATE

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   72,316,854.913
Against...................................................    4,707,690.864
Abstain...................................................    4,957,864.703
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

LIQUIDITY MONEY MARKET FUND
   Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.F -- MAKING LOANS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   71,033,079.232
Against...................................................    5,826,175.008
Abstain...................................................    5,123,156.240
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

PROPOSAL 3.G -- CONCENTRATION OF INVESTMENTS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   71,434,827.090
Against...................................................    5,579,711.267
Abstain...................................................    4,967,872.123
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

PROPOSAL 3.H -- COMMODITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   71,290,952.428
Against...................................................    5,710,114.412
Abstain...................................................    4,981,343.640
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

PROPOSAL 3.I -- PLEDGING, MORTGAGING AND HYPOTHECATING FUND ASSETS

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   71,066,504.558
Against...................................................    6,009,191.225
Abstain...................................................    4,906,714.697
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

PROPOSAL 3.J -- ILLIQUID SECURITIES

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   70,972,862.869
Against...................................................    6,035,842.261
Abstain...................................................    4,973,705.350
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

LIQUIDITY MONEY MARKET FUND
   Notes to Financial Statements, June 30, 2003 (Unaudited) (continued)
--------------------------------------------------------------------------------

PROPOSAL 3.O -- MARGIN ACTIVITIES AND SHORT SELLING

                                                             NO. OF SHARES
                                                            ---------------
For.......................................................   70,989,077.516
Against...................................................    6,026,461.905
Abstain...................................................    4,966,871.059
Broker Non-votes..........................................   57,205,508.000
TOTAL.....................................................  139,187,918.480

   The Statement of Additional Information for the Fund is available, without charge, upon request, by calling (800) 438-5789.

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

BOARD OF TRUSTEES
             Charles W. Elliott, Chairman
             John Rakolta, Jr., Vice Chairman
             David J. Brophy
             Joseph E. Champagne
             Thomas D. Eckert
             John Engler
             Michael T. Monahan
             Arthur T. Porter
OFFICERS
             James C. Robinson, President
             Peter K. Hoglund, Vice President
             Stephen J. Shenkenberg, Vice President and Secretary
             Mary Ann Shumaker, Assistant Secretary
             Melanie Mayo West, Assistant Secretary
             Cherie N. Ugorowski, Treasurer
             David W. Rumph, Assistant Treasurer
             Bradford E. Smith, Assistant Treasurer
INVESTMENT ADVISOR & ADMINISTRATOR
             Munder Capital Management
             Munder Capital Center
             480 Pierce Street
             Birmingham, MI 48009
TRANSFER AGENT
             PFPC, Inc.
             4400 Computer Drive
             Westborough, MA 01581
SUB-ADMINISTRATOR & CUSTODIAN
             State Street Bank & Trust Company
             225 Franklin Street
             Boston, MA 02110
DISTRIBUTOR & SUB-ADMINISTRATOR
             Funds Distributor, Inc./BISYS Fund Services, Inc.
             60 State Street
             Boston, MA 02109
LEGAL COUNSEL
             Dechert LLP
             1775 I Street, N.W.
             Washington, D.C. 20006
INDEPENDENT AUDITORS
             Ernst & Young LLP
             200 Clarendon Street
             Boston, MA 02116

SANNLIQ603

ITEM 2. CODE OF ETHICS.
Not required.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END INVESTMENT COMPANIES.
Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, James C. Robinson, the registrant's President and Principal Executive Officer, and Peter K. Hoglund, the registrant's Vice President and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures as defined in Rule 30a-3(c) of under the Investment Company Act of 1940 (the "Procedures") and evaluated their effectiveness. Based on their review, Mr. Robinson and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in periodic reports filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS

(a)(1)   Not required.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST

By:      /s/ James C. Robinson
         ---------------------
         James C. Robinson
         President

Date:    September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James C. Robinson
         ---------------------
         James C. Robinson
         President and Principal Executive Officer

Date:    September 8, 2003

By:      /s/ Peter K. Hoglund
         --------------------
         Peter K. Hoglund
         Vice President and Principal Financial Officer

Date:    September 8, 2003